[GRAPHIC] PBHG(R)                                                      [GRAPHIC]
          FUNDS

ADVISOR CLASS SHARES
PROSPECTUS                                  JULY 29, 2002
                                            (as supplemented September 24, 2002)

GROWTH FUNDS
PBHG Core Growth Fund
PBHG Emerging Growth Fund
PBHG Growth Fund
PBHG Large Cap 20 Fund
PBHG Large Cap Growth Fund
PBHG Select Equity Fund

VALUE FUNDS
PBHG Clipper Focus Fund
PBHG Focused Value Fund
PBHG Large Cap Value Fund
PBHG Mid-Cap Value Fund
PBHG Small Cap Value Fund

SPECIALTY FUNDS
PBHG Disciplined Equity Fund
PBHG Global Technology & Communications Fund
PBHG REIT Fund
PBHG Strategic Small Company Fund
PBHG Technology & Communications Fund

FIXED INCOME FUNDS
PBHG IRA Capital Preservation Fund

MONEY MARKET FUNDS
PBHG Cash Reserves Fund

The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


                                                         PBHG-ADVPROSPECTUS 7/02

                      [This page intentionally left blank]

| AN INTRODUCTION TO THE PBHG FUNDS(R) AND THIS PROSPECTUS

PBHG is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This prospectus describes Advisor Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

      PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

      Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Except for the IRA Capital Preservation Fund, these other Funds also may not be suitable for investors who require regular income or stability of principal.

                               INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained certain sub-advisers to assist in managing the Funds. For information about the sub-advisers, see page 93 of the prospectus.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

                                    CONTENTS

FUND SUMMARIES

--------------------------------------------------------------------------------
          PBHG Core Growth Fund .............................................  4
          PBHG Emerging Growth Fund .........................................  8
          PBHG Growth Fund .................................................. 12
          PBHG Large Cap 20 Fund ............................................ 16
          PBHG Large Cap Growth Fund ........................................ 20
          PBHG Select Equity Fund ........................................... 24
          PBHG Clipper Focus Fund ........................................... 28
          PBHG Focused Value Fund ........................................... 33
          PBHG Large Cap Value Fund ......................................... 37
          PBHG Mid-Cap Value Fund ........................................... 41
          PBHG Small Cap Value Fund ......................................... 45
          PBHG Disciplined Equity Fund ...................................... 49
          PBHG Global Technology & Communications Fund ...................... 53
          PBHG REIT Fund .................................................... 58
          PBHG Strategic Small Company Fund ................................. 63
          PBHG Technology & Communications Fund ............................. 67
          PBHG IRA Capital Preservation Fund ................................ 71
          PBHG Cash Reserves Fund ........................................... 76

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------
          Our Investment Strategies ......................................... 80
          Risks & Returns ................................................... 83

THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------
          The Investment Adviser ............................................ 93
             Pilgrim Baxter & Associates, Ltd.
          The Sub-Advisers .................................................. 93
             Pacific Financial Research, Inc.
               ("PFR")
             Analytic Investors, Inc.
               ("Analytic")
             Heitman Real Estate Securities LLC
               ("Heitman")
             Dwight Asset Management Company
               ("Dwight")
             Wellington Management Company, Ltd.
               ("Wellington Management")
          Portfolio Managers ................................................ 96

YOUR INVESTMENT
--------------------------------------------------------------------------------
          Pricing Fund Shares ............................................... 98
          Buying Shares ..................................................... 99
          Selling Shares ....................................................101
          General Policies ..................................................102
          Distribution & Taxes ..............................................106
          Distribution Arrangements .........................................107

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Financial Highlights ..............................................108

PBHG Core Growth Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with capital appreciation.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


4 PBHG CORE GROWTH FUND

[GRAPHIC]   PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index is a widely recognized, unmanaged index that measures the performance of the smaller issuers in the Russell 1000(R) Index with greater-than-average growth characteristics. The Russell 1000(R) Index is an unmanaged index that measures the performance of 1,000 large cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

         1996      1997     1998       1999      2000      2001
         ----      ----     ----       ----      ----      ----
        32.80%    -9.71%    7.42%     97.59%    -21.07%   -38.76%

           The Fund's year-to-date return as of 6/30/02 was -17.62%.

                     ======================================
                     BEST QUARTER:      Q4 1999      54.71%
                     WORST QUARTER:     Q1 2001     -39.55%


                                                         PBHG CORE GROWTH FUND 5

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                       Since
                                          Past          Past         Inception
                                         1 Year        5 Years      (12/29/95)
--------------------------------------------------------------------------------
Core Growth Fund --
   PBHG Class
   Before Taxes                          -38.76%        -1.52%          3.51%

Core Growth Fund --
   PBHG Class
   After Taxes on Distributions          -38.76%        -2.29%          2.83%

Core Growth Fund --
   PBHG Class
   After Taxes on Distributions
   and Sale of Fund Shares               -23.60%**      -1.22%**        2.84%**

Russell Midcap(R)*
   Growth Index
   (Reflects No Deduction for
   Fees, Expenses or Taxes)              -20.15%         9.02%         10.38%

* The since inception return for the Russell Midcap(R) Growth Index was calculated from December 31, 1995.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


6 PBHG CORE GROWTH FUND

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

Management Fees                                             0.85%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.64%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.74%*
================================================================================

SINCE THE FUND DOES NOT CURRENTLY OFFER ADVISOR CLASS SHARES, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.47% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER
                     1 Year          3 Years          5 Years           10 Years
--------------------------------------------------------------------------------

                      $177            $548             $944              $2,052


                                                         PBHG CORE GROWTH FUND 7

PBHG Emerging Growth Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Growth Index had market capitalizations between $26 million and $1.8 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500 Index. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase. The size of the companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


8 PBHG EMERGING GROWTH FUND

[GRAPHIC]   PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are currently not offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

 1994      1995      1996      1997     1998       1999       2000      2001
 ----      ----      ----      ----     ----       ----       ----      ----
23.78%    48.45%    17.08%    -3.67%    3.00%     48.34%    -25.22%   -32.56%

           The Fund's year-to-date return as of 6/30/02 was -35.98%.

                     ======================================
                     BEST QUARTER:       Q4 1999      45.85%
                     WORST QUARTER:      Q3 2001     -34.44%


                                                     PBHG EMERGING GROWTH FUND 9

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                         Since
                                           Past           Past         Inception
                                          1 Year         5 Years       (6/14/93)
--------------------------------------------------------------------------------
Emerging Growth Fund --
   PBHG Class
   Before Taxes                          -32.56%         -5.79%          9.18%

Emerging Growth Fund --
   PBHG Class
   After Taxes on Distributions          -32.56%         -6.36%          8.04%

Emerging Growth Fund --
   PBHG Class
   After Taxes on Distributions
   and Sale of Fund Shares              -19.83%**       -4.45%**         7.42%

Russell 2000(R) Growth Index*
   (Reflects No Deduction for
   Fees, Expenses or Taxes)              -9.23%           2.87%          7.38%

* The since inception return for the Russell 2000(R) Growth Index was calculated from May 31, 1993.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


10 PBHG EMERGING GROWTH FUND

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                             0.85%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.54%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.64%*
================================================================================

SINCE THE FUND DOES NOT CURRENTLY OFFER ADVISOR CLASS SHARES, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002.

* THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.38% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                     1 Year          3 Years          5 Years           10 Years
--------------------------------------------------------------------------------

                       $167           $517             $892              $1,944


                                                    PBHG EMERGING GROWTH FUND 11

PBHG Growth Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with capital appreciation.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the companies in the Russell 2000(R) Growth Index had market capitalizations between $26 million and $1.8 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $2 billion or less at the time of purchase. The size of companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of that index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.


12 PBHG GROWTH FUND

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.

[GRAPHIC]   PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIALS.]

 1992    1993   1994     1995   1996     1997   1998     1999    2000     2001
 ----    ----   ----     ----   ----     ----   ----     ----    ----     ----
28.39%  46.71%  4.75%   50.35%  9.78%   -3.62%  0.32%   91.97%  -23.07%  -34.71%

           The Fund's year-to-date return as of 6/30/02 was -18.14%.

                     ======================================
                     BEST QUARTER:   Q4 1999         64.44%
                     WORST QUARTER:  Q4 2000        -32.55%


                                                             PBHG GROWTH FUND 13

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                            Past            Past          Past
                                           1 Year         5 Years       10 Years
--------------------------------------------------------------------------------
Growth Fund* --
   Advisor Class
   Before Taxes                            -34.71%        -1.39%         11.75%

Growth Fund* --
   Advisor Class
   After Taxes on Distributions            -34.71%        -2.21%         10.52%

Growth Fund* --
   Advisor Class
   After Taxes on Distributions
   and Sale of Fund Shares                 -21.14%**      -0.74%**        9.84%

Russell 2000(R) Growth Index
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                 -9.23%         2.87%          7.19%

* The inception date of the PBHG Growth Fund -- Advisor Class was August 16, 1996. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2001 was -0.70%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2001 were -1.46% and -0.21%, respectively.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


14 PBHG GROWTH FUND

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                             0.85%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.48%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.58%*
================================================================================

* THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.32% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER
                     1 Year          3 Years          5 Years           10 Years
--------------------------------------------------------------------------------

                      $161            $499             $860              $1,878


                                                             PBHG GROWTH FUND 15

PBHG Large Cap 20 Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 1000(R) Growth Index had market capitalizations between $303 million and $296.2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Russell 1000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC]   MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.


16 PBHG LARGE CAP 20 FUND

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.

[GRAPHIC]   PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmarks, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

    1997            1998            1999             2000            2001
    ----            ----            ----             ----            ----
   32.96%          67.83%          102.94%         -22.08%         -35.52%

           The Fund's year-to-date return as of 6/30/02 was -18.28%.

                  ============================================
                  BEST QUARTER:        Q4 2001          12.07%
                  WORST QUARTER:       Q1 2001         -29.37%


                                                       PBHG LARGE CAP 20 FUND 17

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's Advisor Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                         Since
                                            Past          Past         Inception
                                           1 Year        5 Years      (11/29/96)
--------------------------------------------------------------------------------
Large Cap 20 Fund* --
   Advisor Class
   Before Taxes                           -35.52%        17.87%         17.17%

Large Cap 20 Fund* --
   Advisor Class
   After Taxes on Distributions           -35.52%        15.96%         15.30%

Large Cap 20 Fund* --
   Advisor Class
   After Taxes on Distributions
   and Sale of Fund Shares                -21.63%***     15.35%         14.74%

S&P 500 Index**
   (Reflects No Deduction for
   Fees, Expenses or Taxes)               -11.88%        10.70%         10.08%

Russell 1000(R) Growth Index**
   (Reflects No Deduction for
   Fees, Expenses or Taxes)               -20.42%         8.27%          7.71%

* The inception date of the PBHG Large Cap 20 Fund -- Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2001 was -35.36%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2001 were -35.36% and -28.28%, respectively.

** The since inception returns for the S&P 500 Index and Russell 1000(R) Growth Index were calculated as of November 30, 1996.

*** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


18 PBHG LARGE CAP 20 FUND

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                             0.85%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.51%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.61%*
================================================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.35% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                     1 Year          3 Years          5 Years           10 Years
--------------------------------------------------------------------------------

                      $164            $508             $876              $1,911


                                                       PBHG LARGE CAP 20 FUND 19

PBHG Large Cap Growth Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Fund's investment. As of June 30, 2002, the Russell 1000(R) Growth Index had market capitalizations between $303 million and $296.2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Russell 1000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


20 PBHG LARGE CAP GROWTH FUND

[GRAPHIC]   PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmarks, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

     1996         1997         1998          1999         2000        2001
     ----         ----         ----          ----         ----        ----
    23.40%       22.36%       30.42%        67.06%       -0.18%      -28.69%

           The Fund's year-to-date return as of 6/30/02 was -16.58%.

                    =======================================
                    BEST QUARTER:       Q4 2001       9.50%
                    WORST QUARTER:      Q3 2001     -21.82%


                                                   PBHG LARGE CAP GROWTH FUND 21

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's Advisor Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                         Since
                                              Past         Past        Inception
                                             1 Year       5 Years       (4/5/95)
--------------------------------------------------------------------------------
Large Cap Growth Fund* --
   Advisor Class
   Before Taxes                             -28.69%        13.67%        18.48%

Large Cap Growth Fund* --
   Advisor Class
   After Taxes on Distributions             -28.69%        11.79%        16.80%

Large Cap Growth Fund* --
   Advisor Class
   After Taxes on Distributions and
   Sale of Fund Shares                      -17.47%***     11.33%        15.68%

S&P 500 Index**
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                 -11.88%        10.70%        14.96%

Russell 1000(R)
   Growth Index**
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                 -20.42%         8.27%        13.09%

* The inception date of the PBHG Large Cap Growth Fund -- Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2001 was -28.56%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2001 were -28.56% and -22.85%, respectively.

** The since inception returns for the S&P 500 Index and the Russell 1000(R) Growth Index were calculated from March 31, 1995.

*** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

22 PBHG LARGE CAP GROWTH FUND

[GRAPHICS]  FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                             0.75%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.51%
--------------------------------------------------------------------------------
Total Annual Operating Expenses 1.51%
================================================================================

* THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.25% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER
                     1 Year          3 Years          5 Years           10 Years
--------------------------------------------------------------------------------
                      $154            $477             $824              $1,802


                                                   PBHG LARGE CAP GROWTH FUND 23

PBHG Select Equity Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its total assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC]   MAIN INVESTMENT RISKS

The Fund invests in a limited number of stocks. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a fund that does not invest in a limited number of stocks. The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


24 PBHG SELECT EQUITY FUND

[GRAPHIC]   PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are currently not offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

      1996        1997         1998        1999         2000         2001
     27.99%       6.84%       19.02%      160.89%      -24.55%      -40.84%

           The Fund's year-to-date return as of 6/30/02 was -22.55%.

                     =======================================
                     BEST QUARTER:      Q4 1999      130.62%
                     WORST QUARTER:     Q4 2000      -43.15%


                                                      PBHG SELECT EQUITY FUND 25

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                         Since
                                            Past          Past         Inception
                                           1 Year        5 Years       (4/5/95)
--------------------------------------------------------------------------------
Select Equity Fund --
   PBHG Class
   Before Taxes                           -40.84%          8.17%         17.72%

Select Equity Fund --
   PBHG Class
   After Taxes on Distributions           -40.84%          7.17%         16.68%

Select Equity Fund --
   PBHG Class
   After Taxes on Distributions and
   Sale of Fund Shares                    -24.87%**        6.94%         15.26%

S&P 500 Index*
   (Reflects No Deduction for
   Fees, Expenses or Taxes)               -11.88%         10.70%         14.96%

* The since inception return for the S&P 500 Index was calculated from March 31, 1995.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


26 PBHG SELECT EQUITY FUND

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                             0.85%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.53%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.63%*

================================================================================

SINCE THE FUND DOES NOT CURRENTLY OFFER ADVISOR CLASS SHARES, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002.

* THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.37% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER
                     1 Year          3 Years          5 Years           10 Years
--------------------------------------------------------------------------------
                      $166            $514             $887              $1,933


                                                      PBHG SELECT EQUITY FUND 27

PBHG Clipper Focus Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with long-term capital growth.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

The Fund, a non-diversified fund, invests for the long-term in equity securities of companies whose share price trades below PFR's estimate of their intrinsic value. Based upon extensive fundamental research, PFR, the Fund's sub-adviser, prepares valuation models for each company being analyzed to identify companies that it believes the market has undervalued. The valuation models attempt to calculate each company's intrinsic value based on private market transactions and discounted cash flow. PFR adds companies to the Fund when their share price trades below PFR's estimate of intrinsic value and sells companies when their share prices reach PFR's estimate of intrinsic value.

The Fund generally holds between 15 to 35 stocks. The Fund will generally hold its investment in a particular company for an extended period. PFR expects to invest fully the assets of the Fund. Consequently, PFR generally expects cash reserves to be less than 5% of the total assets of the Fund.

The Clipper Focus Fund may also, on occasion, invest in special situations. A special situation arises when PFR believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company, such as events that could change or temporarily hamper the ongoing operations of a company.

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes.

The Fund is non-diversified, which means, it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.


28 PBHG CLIPPER FOCUS FUND

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.

[GRAPHIC]   PERFORMANCE INFORMATION

Advisor Class Shares of the Fund are currently not offered. Therefore, the performance information presented below is for the PBHG Class Shares which are offered through a separate prospectus. The Fund's PBHG Class Shares and Advisor Class Shares would have substantially similar performance because both classes invest in the same portfolio of securities. The annual returns of the Fund's PBHG Class Shares and Advisor Class Shares would differ only to the extent that they do not have the same expenses.

Prior to December 14, 2001, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Clipper Focus Portfolio, a series of UAM Funds Trust. On December 14, 2001, the Fund acquired the assets of the Clipper Focus Portfolio. The Clipper Focus Portfolio was managed by PFR, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Clipper Focus Portfolio.

The bar chart and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.


                                                      PBHG CLIPPER FOCUS FUND 29

                           ============================
                           CALENDAR YEAR TOTAL RETURNS*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

             1999                    2000                    2001
             ----                    ----                    ----
            -1.88%                  44.29%                  11.93%

            The Fund's year-to-date return as of 6/30/02 was -2.17%.

                     ======================================
                     BEST QUARTER:      Q3 2000      20.56%
                     WORST QUARTER:     Q1 2000      -6.25%


30 PBHG CLIPPER FOCUS FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                         Since
                                                   Past                Inception
                                                  1 Year               (9/10/98)
--------------------------------------------------------------------------------
Clipper Focus Fund* --
   PBHG CLASS
   Before Taxes                                    11.93%               20.82%

Clipper Focus Fund* --
   PBHG Class
   After Taxes on Distributions                     7.05%               18.28%

Clipper Focus Fund* --
   PBHG Class
   After Taxes on Distributions
   and Sale of Fund Shares                          7.80%***            16.02%

S&P 500 Index**
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                       -11.88%                6.96%

* Data includes performance of the Fund's predecessor, whose inception date was September 10, 1998.

** The since inception return for the S&P 500 Index was calculated as of August 31, 1998.

*** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                      PBHG CLIPPER FOCUS FUND 31

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                                                      None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                      1.00%
Distribution and/or Service (12b-1) Fees                             0.25%
Other Expenses                                                       0.44%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                      1.69%*
================================================================================

      SINCE THE FUND DOES NOT CURRENTLY OFFER ADVISOR CLASS SHARES, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.40% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.50% UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                     1 Year          3 Years          5 Years           10 Years
--------------------------------------------------------------------------------
                      $172            $533             $918              $1,998


32 PBHG CLIPPER FOCUS FUND

PBHG Focused Value Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC]   MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The value securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.


                                                      PBHG FOCUSED VALUE FUND 33

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.

[GRAPHIC]   PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you the Fund's performance for the last calendar year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                               2000      2001
                               ----      ----
                              24.81%     3.44%

           The Fund's year-to-date return as of 6/30/02 was -18.38%.

                       =================================
                       BEST QUARTER:   Q1 2000    29.53%
                       WORST QUARTER:  Q3 2001   -14.97%


34 PBHG FOCUSED VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                         Since
                                                         Past          Inception
                                                        1 Year         (2/12/99)
--------------------------------------------------------------------------------

Focused Value Fund --
   PBHG Class
   Before Taxes                                          3.44%           25.21%

Focused Value Fund --
   PBHG Class
   After Taxes on Distributions                          3.11%           23.53%

Focused Value Fund --
   PBHG Class
   After Taxes on Distributions and
   Sale of Fund Shares                                   2.09%           19.92%

S&P 500 Index*
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                             -11.88%          -2.44%

* The since inception return for the S&P 500 Index was calculated as of January 31, 1999.


                                                      PBHG FOCUSED VALUE FUND 35

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                                   0.85%
Distribution and/or Service (12b-1) Fees                          0.25%
Other Expenses                                                    0.52%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                   1.62%*
================================================================================

      SINCE THE FUND DOES NOT CURRENTLY OFFER ADVISOR CLASS SHARES, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002.

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL PLC AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.36% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                      1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
                       $165            $511             $881            $1,922


36 PBHG FOCUSED VALUE FUND

PBHG Large Cap Value Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Fund's investment. As of June 30, 2002, the S&P 500 Index had market capitalizations between $492 million and $296.2 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus primarily on those value securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the S&P 500 Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


                                                    PBHG LARGE CAP VALUE FUND 37

[GRAPHIC]   PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

             1997         1998         1999         2000         2001
             ----         ----         ----         ----         ----
            25.62%       34.74%       11.06%       23.97%       -1.70%

         The Fund's year-to-date return as of 6/30/02 was -12.39%.

                        =================================
                        BEST QUARTER:   Q4 2001     9.94%
                        WORST QUARTER:  Q3 2001   -14.12%


38 PBHG LARGE CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's Advisor Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                         Since
                                              Past         Past        Inception
                                             1 Year       5 Years     (12/31/96)
--------------------------------------------------------------------------------

Large Cap Value Fund* --
   Advisor Class
   Before Taxes                             -1.70%        18.03%        18.03%

Large Cap Value Fund* --
   Advisor Class
   After Taxes on Distributions             -1.71%        13.70%        13.70%

Large Cap Value Fund* --
   Advisor Class
   After Taxes on Distributions and
   Sale of Fund Shares                      -1.04%**      12.66%        12.66%

S&P 500 Index
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                -11.88%        10.70%        10.70%

* The inception date of the PBHG Large Cap Value Fund -- Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2001 was -1.69%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2001 were -1.70% and -1.36%, respectively.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                    PBHG LARGE CAP VALUE FUND 39

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                             0.65%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.49%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.39%*
================================================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.38% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                      1 Year          3 Years          5 Years       10 Years
--------------------------------------------------------------------------------
                       $142            $440             $761          $1,669


40 PBHG LARGE CAP VALUE FUND

PBHG Mid-Cap Value Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the S&P MidCap 400 Index at the time of the Fund's investment. As of June 30, 2002, the S&P MidCap 400 Index had market capitalizations between $140 million and $9.2 billion. The size of the companies in the S&P MidCap 400 Index will change with market conditions and the composition of the index. The value securities in the Fund are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the S&P MidCap 400 Index.

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


                                                      PBHG MID-CAP VALUE FUND 41

[GRAPHIC]   PERFORMANCE INFORMATION

The Advisor Class shares of the Fund were not offered prior to October 31, 2001. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmarks, the S&P MidCap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                    1998         1999         2000         2001
                    ----         ----         ----         ----
                   27.84%       21.72%       26.17%        7.79%

            The Fund's year-to-date return as of 6/30/02 was -9.93%.

                     ==================================
                     BEST QUARTER:    Q4 1998    30.07%
                     WORST QUARTER:   Q3 2001   -18.53%


42 PBHG MID-CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's Advisor Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                       Since
                                                         Past        Inception
                                                        1 Year       (4/30/97)
--------------------------------------------------------------------------------

Mid-Cap Value Fund* --
   Advisor Class
   Before Taxes                                         7.72%         26.47%

Mid-Cap Value Fund* --
   Advisor Class
   After Taxes on Distributions                         7.72%         20.50%

Mid-Cap Value Fund* --
   Advisor Class
   After Taxes on Distributions
   and Sale of Fund Shares                              4.70%         18.73%

S&P Mid-Cap 400 Index
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                            -0.61%         17.09%

S&P BARRA Mid-Cap Value Index
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                             7.14%         15.11%

* The inception date of the PBHG Mid-Cap Value Fund -- Advisor Class was October 31, 2001. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares. The cumulative total return of the Advisor Class before taxes from its inception date to December 31, 2001 was 14.46%. The cumulative returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2001 were 14.46% and 8.81%, respectively.


                                                      PBHG MID-CAP VALUE FUND 43

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                             0.85%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.47%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.57%*
================================================================================

      SINCE THE FUND DID NOT OFFER ADVISOR CLASS SHARES PRIOR TO OCTOBER 31, 2001, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002.

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.31% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year          3 Years          5 Years       10 Years
--------------------------------------------------------------------------------
                         $160            $496             $855          $1,867


44 PBHG MID-CAP VALUE FUND

PBHG Small Cap Value Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the Russell 2000(R) Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Index had market capitalizations between $16 million and $1.8 billion. The size of the companies in the Russell 2000(R) Index will change with market capitalizations and the composition of the index. The value securities in the Fund are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has lower price-to-earnings ratio than the average company in the Russell 2000(R) Index.

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter believes are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


                                                    PBHG SMALL CAP VALUE FUND 45

[GRAPHIC]   PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks, and the Russell 2000(R) Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                    1998         1999         2000         2001
                    ----         ----         ----         ----
                    1.13%       18.63%       32.87%        4.68%

           The Fund's year-to-date return as of 6/30/02 was -14.13%.

                       ===============================
                       BEST QUARTER:  Q4 2001   25.63%
                       WORST QUARTER: Q3 2001  -19.66%


46 PBHG SMALL CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's Advisor Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                       Since
                                                         Past        Inception
                                                        1 Year       (4/30/97)
--------------------------------------------------------------------------------

Small Cap Value Fund* --
   Advisor Class
   Before Taxes                                          4.68%        20.91%

Small Cap Value Fund* --
   Advisor Class
   After Taxes on Distributions                          4.68%        19.28%

Small Cap Value Fund* --
   Advisor Class
   After Taxes on Distributions
   and Sale of Fund Shares                               2.85%        16.65%

Russell 2000(R) Index
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                              2.49%         9.25%

Russell 2000(R) Value Index
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                             14.02%        11.76%

* The inception date of the PBHG Small Cap Value Fund -- Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2001 was 4.65%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2001 were 4.65% and 3.72%, respectively.


                                                    PBHG SMALL CAP VALUE FUND 47

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

Management Fees                                             1.00%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.48%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.73%*
================================================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002.

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year          3 Years          5 Years      10 Years
--------------------------------------------------------------------------------
                          $176            $545             $939         $2,041


48 PBHG SMALL CAP VALUE FUND

PBHG Disciplined Equity Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with above-average total returns.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of corporations whose securities are traded in the U.S. While the Fund may invest in companies of any size, it usually invests in medium to large capitalization companies of over $2 billion at the time of purchase. Through superior stock selection, the Fund seeks to exceed the return of its benchmark, the S&P 500 Index, over full market cycles with no greater volatility than the S&P 500 Index.

Analytic, the Fund's sub-adviser, selects equity securities for this Fund using a proprietary system that ranks stocks according to a mathematical model. Analytic's system seeks to determine a security's intrinsic (true) value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Using its system, Analytic believes it can assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index. "Style neutral" means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is "sector neutral" when its exposure to specified economic sectors (such as technology or utilities) is similar to that of its investment universe. Analytic also believes that by using its system, the Fund can consistently outperform traditional strategies that focus on a single style, such as value or growth.

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes.

The Fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders must pay tax on such capital gains.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


                                                 PBHG DISCIPLINED EQUITY FUND 49

[GRAPHIC]   PERFORMANCE INFORMATION

Advisor Class Shares of the Fund are currently not offered. Therefore, the performance information presented below is for the PBHG Class Shares which are offered through a separate prospectus. The Fund's PBHG Class Shares and Advisor Class Shares would have substantially similar performance because both classes invest in the same portfolio of securities. The annual returns of the Fund's PBHG Class Shares and Advisor Class Shares would differ only to the extent that that they do not have the same expenses.

Prior to January 11, 2002, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Analytic Enhanced Equity Fund, a series of UAM Funds, Inc. II. On January 11, 2002, the Fund acquired the assets of the Analytic Enhanced Equity Fund. The Analytic Enhanced Equity Fund was managed by Analytic, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Analytic Enhanced Equity Fund.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                          ============================
                          CALENDAR YEAR TOTAL RETURNS*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

    1994     1995      1996      1997       1998       1999       2000    2001
    ----     ----      ----      ----       ----       ----       ----    ----
   -0.25%   35.34%    22.95%    29.86%     37.82%      20.06%    -9.33%  -6.22%

           The Fund's year-to-date return as of 6/30/02 was -14.12%.

                     =======================================
                     BEST QUARTER:       Q4 1998      20.50%
                     WORST QUARTER:      Q3 2001     -11.70%


50 PBHG DISCIPLINED EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                       Since
                                         Past           Past         Inception
                                        1 Year         5 Years       (7/1/93)
--------------------------------------------------------------------------------

Disciplined Equity Fund* --
   PBHG Class
   Before Taxes                        -6.22%          12.81%           14.48%

Disciplined Equity Fund* --
   PBHG Class
   After Taxes on Distributions        -6.47%          10.50%           11.43%

Disciplined Equity Fund* --
   PBHG Class
   After Taxes on Distributions
   and Sale of Fund Shares             -3.79%**         9.40%           10.59%

S&P 500 Index*** (Reflects
   No Deduction for Fees,
   Expenses or Taxes)                 -11.88%          10.70%           13.75%

* Data includes performance of the Fund's predecessor, whose inception date was July 1, 1993.

** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

*** The since inception return for the S&P 500 Index was calculated as of June 30, 1993.


                                                 PBHG DISCIPLINED EQUITY FUND 51

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                0.70%*
Distribution and/or Service (12b-1) Fees                       0.25%
Other Expenses                                                 0.63%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                1.58%**
================================================================================

      SINCE THE FUND DOES NOT CURRENTLY OFFER ADVISOR CLASS SHARES, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002.

* PILGRIM BAXTER IS ENTITLED TO RECEIVE A MANAGEMENT FEE OF 0.70% UNDER ITS INVESTMENT ADVISORY AGREEMENT WITH THE FUND, HOWEVER, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEE AND RECEIVE A MANAGEMENT FEE OF 0.60% FROM THE FUND UNTIL SEPTEMBER 25, 2002.

** THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND UNTIL MARCH 31, 2003. THAT'S BECAUSE PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES, IF ANY, AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 0.99% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.50% UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES, IF ANY, AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                      1 Year          3 Years          5 Years      10 Years
--------------------------------------------------------------------------------
                        $161           $499             $860         $1,878


52 PBHG DISCIPLINED EQUITY FUND

PBHG Global Technology & Communications Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in common stocks of U.S. and non-U.S. companies and American Depositary Receipts ("ADRs") of non-U.S. companies doing business in the technology and communications sector of the market. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the groups of industries within that sector. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense, data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC]   MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated, which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in the groups of industries within the technology and communications sector of the market. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund may go down, which means you could lose money.


                                 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND 53

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more underdeveloped, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on the fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


54 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC]   PERFORMANCE INFORMATION

Advisor Class Shares of the Fund are currently not offered. Therefore, the performance information presented below is for the PBHG Class Shares which are offered through a separate prospectus. The Fund's PBHG Class Shares and Advisor Class Shares would have substantially similar performance because both classes invest in the same portfolio of securities. The annual returns of the Fund's PBHG Class Shares and Advisor Class Shares would differ only to the extent that that they do not have the same expenses.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you the Fund's performance for the last calendar year. The performance table compares the Fund's performance over time to that of its benchmarks, the MSCI World Free Index and the PSE Technology Index(R). The MSCI World Free Index is a widely recognized, unmanaged index that measures the performance of both the developed and the emerging equity markets of the world. The Index excludes the performance impact of companies that are restricted with respect to foreign investors. The PSE Technology Index(R) is a price-weighted index of the top 100 U.S. technology stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                      2001
                                      ----
                                     -44.52%

           The Fund's year-to-date return as of 6/30/02 was -37.80%.

                     ====================================
                     BEST QUARTER:    Q4 2001      34.87%
                     WORST QUARTER:   Q3 2001     -37.45%


                                 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND 55

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                        Since
                                                         Past         Inception
                                                        1 Year        (5/31/00)
--------------------------------------------------------------------------------

Global Technology & Communications Fund --
   PBHG Class
   Before Taxes                                        -44.52%        -43.06%

Global Technology & Communications Fund --
   PBHG Class
   After Taxes on Distributions                        -44.52%        -43.06%

Global Technology & Communications Fund --
   PBHG Class
   After Taxes on Distributions
   and Sale of Fund Shares                             -27.11%*       -33.19%*

MSCI World Free Index
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                            -16.82%        -15.50%

PSE Technology Index(R)
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                            -15.42%        -20.67%

* When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


56 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                                   1.50%
Distribution and/or Service (12b-1) Fees                          0.25%
Other Expenses                                                    1.10%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                   2.85%
Fee Waiver, Expense Reduction and/
or Expense Reimbursement                                          0.45%
Net Expenses                                                      2.40%*
================================================================================

      SINCE THE FUND DOES NOT CURRENTLY OFFER ADVISOR CLASS SHARES, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002.

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 2.40%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 2.15%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2002. AT MARCH 31, 2002, THE AMOUNT OF ADVISORY FEE WAIVER AND REIMBURSEMENT OF THIRD PARTY EXPENSES BY THE ADVISER SUBJECT TO POSSIBLE REIMBURSEMENT FOR THE FUND WAS $124,745.

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and the total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                       1 Year          3 Years          5 Years       10 Years
--------------------------------------------------------------------------------
                        $243            $841            $1,464         $3,144


                                 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND 57

PBHG REIT Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with a high total return consistent with reasonable risk.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks of public companies principally engaged in the real estate industry such as "real estate investment trusts" ("REITs"). The Fund's sub-adviser, Heitman, considers a company "principally engaged" in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or at least 50% of its assets in such real estate. A REIT is a separately managed trust that makes investments in various real estate businesses. A REIT is not taxed on income distributed to its shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in the securities of companies principally engaged in the real estate industry.

The Fund seeks to invest in equity securities of companies whose share price trades below Heitman's estimate of their intrinsic value. Based upon extensive fundamental research, Heitman prepares valuation models for each company in its universe in order to identify companies that it believes it is undervalued. The valuation model calculates each company's intrinsic value based on private market transactions, traditional statistical measures like multiple to cash flow as well as relative value. The Fund generally contains between 30-40 securities. Heitman expects to invest fully the assets of the Fund, consequently, Heitman generally expects cash reserves to be less than 5% of the total assets of the Fund.


58 PBHG REIT FUND

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes. These risks are greater for companies with small or medium market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund is concentrated, which means compared to a non-concentrated fund it invests a higher percentage of its assets in the securities that comprise the REIT industry. As a result, the economic, political and regulatory developments in that industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more that if the Fund did not concentrate its investments.

REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


                                                               PBHG REIT FUND 59

[GRAPHIC]   PERFORMANCE INFORMATION

Prior to December 14, 2001, the Advisor Class Shares of the Fund were known as Advisor Class shares of Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds, Trust. On December 14, 2001, the Fund acquired the assets of the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was managed by Heitman, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Heitman Real Estate Portfolio.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Wilshire Real Estate Securities Index, a market capitalization weighted index of publicly traded real estate securities, including REITs, real estate operating companies and partnerships. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                          ============================
                          CALENDAR YEAR TOTAL RETURNS*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

 1992     1993    1994    1995    1996    1997    1998     1999    2000    2001
 ----     ----    ----    ----    ----    ----    ----     ----    ----    ----
17.87%   20.10%   3.00%  10.87%  37.44%  20.44%  -15.54   -1.62%  24.22%   9.88%

            The Fund's year-to-date return as of 6/30/02 was 12.61%.

                       =================================
                       BEST QUARTER:   Q4 1996    19.35%
                       WORST QUARTER:  Q3 1998    -9.01%


60 PBHG REIT FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's Advisor Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                              Past          Past          Past
                                             1 Year        5 Years      10 Years
--------------------------------------------------------------------------------

REIT Fund*/** -- Advisor Class
   Before Taxes                              9.88%         6.44%         11.75%

REIT Fund*/** -- Advisor Class
   After Taxes on Distributions              4.41%         2.58%          8.05%

REIT Fund*/** -- Advisor Class
   After Taxes on Distributions
   and Sale of Fund Shares                   7.51%***      3.32%***       7.91%

S&P 500 Index
   (Reflects No Deduction
   for Fees, Expenses or Taxes)            -11.88%        10.70%         12.93%

Wilshire Real Estate Securities Index
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                 10.33%         6.67%         10.45%

* Data includes performance of the Fund's predecessor classes, whose inception date was May 15, 1995 for the Advisor Class. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2001 was 12.05%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2001 were 8.26% and 8.02%, respectively.

** The Advisor Class of the Fund's predecessor carried a maximum front-end sales charge of 4.75% and a 12b-1 fee of 0.50% of average daily net assets. The PBHG REIT Fund Advisor Class does not carry a sales charge and carries a 12b-1 fee of 0.25% of average daily net assets. Returns shown in the table have been adjusted it to reflect the elimination of the front-end sales charge. No adjustment has been made to reflect the lower 12b-1 fee. The Class' returns going forward will reflect the 0.25% 12b-1 fee.

*** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                                               PBHG REIT FUND 61

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                              None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                              0.85%*
Distribution and/or Service (12b-1) Fees                     0.25%
Other Expenses                                               0.62%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                              1.72%**
================================================================================

* PILGRIM BAXTER IS ENTITLED TO RECEIVE A MANAGEMENT FEE OF 0.85% UNDER ITS INVESTMENT ADVISORY AGREEMENT WITH THE FUND, HOWEVER, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEE AND RECEIVE A MANAGEMENT FEE OF 0.75% OF THE FIRST $100 MILLION OF THE AVERAGE DAILY NET ASSETS OF THE FUND AND 0.65% OF THE AVERAGE DAILY NET ASSETS IN EXCESS OF $100 MILLION UNTIL SEPTEMBER 25, 2002.

** THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND UNTIL MARCH 31, 2003. THAT'S BECAUSE PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES, IF ANY, AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.36% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.50% UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES, IF ANY, AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                     1 Year          3 Years          5 Years       10 Years
--------------------------------------------------------------------------------
                      $175            $542             $933          $2,030


62 PBHG REIT FUND

PBHG Strategic Small Company Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with growth of capital.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth and value securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Fund's investment. As of June 30, 2002, the Russell 2000(R) Index had market capitalizations between $16 million and $1.8 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter strategically adjusts the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter expects to focus primarily on those securities whose market capitalizations or annual revenues are $750 million or less at the time of purchase. The size of companies in the Russell 2000(R) Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.

[GRAPHIC]   MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter believes are their full potential worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.


                                            PBHG STRATEGIC SMALL COMPANY FUND 63

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.

[GRAPHIC]   PERFORMANCE INFORMATION

The Fund does not anticipate offering Adviser class shares until on or about August 31, 2002. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                 1997       1998        1999       2000       2001
                 ----       ----        ----       ----       ----
                25.67%      2.13%      51.79%     11.89%     -9.97%

           The Fund's year-to-date return as of 6/30/02 was -17.57%.

                       ==================================
                       BEST QUARTER:    Q4 1999    36.16%
                       WORST QUARTER:   Q3 1998   -23.48%


64 PBHG STRATEGIC SMALL COMPANY FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                         Since
                                            Past          Past         Inception
                                           1 Year        5 Years      (12/31/96)
--------------------------------------------------------------------------------

Strategic Small Company Fund --
   PBHG Class
   Before Taxes                           -9.97%         14.44%         14.44%

Strategic Small Company Fund --
   PBHG Class
   After Taxes on Distributions           -9.97%         11.91%         11.91%

Strategic Small Company Fund --
   PBHG Class
   After Taxes on Distributions
   and Sale of Fund Shares                -6.07%*        10.96%         10.96%

Russell 2000(R)Index
   (Reflects No Deduction for Fees,
   Expenses or Taxes)                      2.49%          7.52%          7.52%

* When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


                                            PBHG STRATEGIC SMALL COMPANY FUND 65

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                             1.00%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.50%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.75%*
================================================================================

      SINCE THE FUND DOES NOT CURRENTLY OFFER ADVISOR CLASS SHARES, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2003. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2003, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. IN THE FISCAL YEAR ENDED MARCH 31, 2002, THE BOARD ELECTED TO REIMBURSE $20,944 IN WAIVED FEES, WHICH ARE INCLUDED IN THE CALCULATION OF "OTHER EXPENSES" ABOVE. AT THE TIME OF THE ELECTION, THE FUND HAD TOTAL ASSETS IN EXCESS OF $94 MILLION. IN ADDITION, THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.49% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                      1 Year          3 Years          5 Years      10 Years
--------------------------------------------------------------------------------
                       $178            $551             $949         $2,062


66 PBHG STRATEGIC SMALL COMPANY FUND

PBHG Technology & Communications Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the groups of industries within that sector. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense, data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC]   MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a more limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated, which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in the groups of industries within the technology and communications sector of the market. As a result, the economic, political and regulatory developments in a particular industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.


                                        PBHG TECHNOLOGY & COMMUNICATIONS FUND 67

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.

[GRAPHIC]   PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the PSE Technology Index(R). The PSE Technology Index(R), the Fund's current benchmark index, is a price-weighted index of the top 100 U.S. technology stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

           1996      1997       1998       1999       2000       2001
           ----      ----       ----       ----       ----       ----
          54.42%     3.32%     26.00%     243.89%    -43.69%    -52.49%

           The Fund's year-to-date return as of 6/30/02 was -43.06%.

                       ==================================
                       BEST QUARTER:   Q4 2001     36.25%
                       WORST QUARTER:  Q3 2001    -44.47%


68 PBHG TECHNOLOGY & COMMUNICATIONS FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's Advisor Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                        Since
                                           Past          Past         Inception
                                          1 Year        5 Years       (9/29/95)
--------------------------------------------------------------------------------

Technology & Communications Fund* --
   Advisor Class
   Before Taxes                          -52.49%        3.67%          12.99%

Technology & Communications Fund* --
   Advisor Class
   After Taxes on Distributions          -52.50%        1.80%          11.21%

Technology & Communications Fund* --
   Advisor Class
   After Taxes on Distributions
   and Sale of Fund Shares               -31.97%***     3.02%***       10.92%

PSE Technology Index(R)**
   (Reflects No Deduction for
   Fees, Expenses or Taxes)              -15.42%       23.49%          21.82%

* The inception date of the PBHG Technology & Communications Fund -- Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2001 was -52.30%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distribution and sale of Fund shares from its inception date to December 31, 2001 were -52.31% and -41.83%, respectively.

** The since inception return for the PSE Technology Index(R) was calculated as of September 30, 1995.

*** When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

      Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.


                                        PBHG TECHNOLOGY & COMMUNICATIONS FUND 69

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                             0.85%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.54%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.64%*
================================================================================

* THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.38% EXPENSES (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                   1 Year          3 Years          5 Years      10 Years
--------------------------------------------------------------------------------
                    $167            $517             $892         $1,944


70 PBHG TECHNOLOGY & COMMUNICATIONS FUND

PBHG IRA Capital Preservation Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV).

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

The Fund is designed to produce current income, while seeking to maintain an NAV that is considerably more stable than a typical high-quality fixed-income fund. Like other high-quality fixed-income funds, the Fund invests primarily in debt securities that a nationally recognized statistical rating agency (rating agency), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The Fund may also invest in:

      o Liquid short-term investments, such as money market instruments, that a rating agency has rated in one of its top two short-term rating categories at the time of purchase; and

      o Commingled pools of debt securities having similar characteristics to the Fund, or other debt securities.

Unlike other funds, the Fund seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers) that a rating agency has rated in one of its top two rating categories at the time of purchase. The Fund expects to purchase enough wrapper agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments. A wrapper agreement is a mechanism offered by banks and insurance companies that assists the Fund in seeking to protect principal. Wrapper agreements obligate wrap providers or the Fund to make certain payments to each other to offset changes in the market value of some or all of the Fund's assets. These payments are designed to enable the Fund to pay redeeming shareholders an amount equal to the purchase price of the Fund's assets plus accrued income. For example, if a shareholder redemption requires the Fund to sell a security for less than its purchase price plus accrued income, the wrapper agreement would cause the wrap provider to pay the Fund the difference, and vice versa.

[GRAPHIC]   MAIN INVESTMENT RISKS

While the Fund attempts to provide a stable NAV through the use of wrapper agreements, the value of your investment in the Fund may go down, which means you could lose money.

The Fund cannot guarantee that the combination of securities and wrapper agreements will provide a constant NAV or a current income. By purchasing wrapper agreements, the Fund also trades some of the potential for capital appreciation and the ability to maximize its yield for protection from a decline in the value of its holdings caused by changes in interest rates.


                                           PBHG IRA CAPITAL PRESERVATION FUND 71

The Fund may have to maintain a specified percentage of its total assets in short-term investments to cover redemptions and Fund expenses. This may result in a lower return for the Fund than if it had invested in longer-term debt securities.

The Fund is not a money market fund and it presents risks not present in money market funds. The net asset value of the Fund is not fixed at $1.00 per share like a money market fund, although the wrapper agreements that the Fund purchases are likely to cause the net asset value of the Fund to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Fund and its yield will tend to more closely track the direction of current market rates than the yield of the Fund.

If the Fund's attempts to stabilize its NAV through the use of wrapper agreements fail, the value of its investments could fall because of changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities), and the Fund's share price, to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Because there is no active trading market for wrapper agreements, the Fund's investments in wrapper agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including wrapper agreements, to 15% of net assets.

Wrap providers do not typically assume the credit risk associated with the issuer of any covered assets. Therefore, if an issuer of a security defaults on payments of principal or interest or has its credit rating downgraded, the Fund may have to sell covered assets quickly and at prices that may not fully reflect their current carrying value. Downgrades below investment grade and defaults by the issuer of covered assets usually will cause the wrap provider to remove such assets from the coverage of a wrapper agreement. As a result, NAV could decline.

Similarly, a downgrade in the credit rating of a wrapper provider may require the Fund to replace the wrapper provider, although there is no guarantee that a replacement will be available. Such a downgrade may cause a decline in NAV, including a decline resulting from the application of the Fund's fair value procedures.

The Fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions. The sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


72 PBHG IRA CAPITAL PRESERVATION FUND

[GRAPHIC]   PERFORMANCE INFORMATION

The Fund does not anticipate offering Adviser Class shares until on or about July 31, 2002. Therefore, the performance information presented below is for the PBHG Class Shares which are offered through a separate prospectus. The Fund's PBHG Class Shares and Advisor Class Shares would have substantially similar performance because both classes invest in the same portfolio of securities. The annual returns of the Fund's PBHG Class Shares and Advisor Class Shares would differ only to the extent that that they do not have the same expenses.

Prior to January 11, 2002, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the IRA Capital Preservation Portfolio, a series of UAM Funds Trust. On January 11, 2002, the Fund acquired the assets of the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was managed by Dwight Asset Management Company, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund were substantially similar to those of its predecessor, the IRA Capital Preservation Portfolio.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Ryan 5-Year GIC Master Index, an unmanaged index of GIC contracts held for five years with an arithmetic mean of market rates of $1 million. The Ryan Index is representative of the returns' stability provided by the Fund's wrapper agreements. Performance is also shown for the Lipper Money Market Funds Average which represents the average performance of all mutual funds classified by Lipper, Inc. in the money market category.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                          ============================
                          CALENDAR YEAR TOTAL RETURNS*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                 2000       2001
                                 ----       ----
                                 6.78%      6.05%

            The Fund's year-to-date return as of 12/31/02 was 2.30%.

                     ======================================
                     BEST QUARTER:          Q3 2000   1.74%
                     WORST QUARTER:         Q4 2001   1.29%


                                           PBHG IRA CAPITAL PRESERVATION FUND 73

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01
================================================================================
                                                                       Since
                                                         Past        Inception
                                                        1 Year       (8/31/99)
--------------------------------------------------------------------------------

IRA Capital Preservation Fund* --
   PBHG Class                                            6.05%         6.48%

Ryan 5-Year GIC Master Index
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                              6.61%         6.58%

Lipper Money Market Funds Average
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                              3.44%         4.62%

* Data includes performance of the Fund's predecessor, whose inception date was August 31, 1999.


74 PBHG IRA CAPITAL PRESERVATION FUND

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

The Fund may charge a redemption/exchange fee that would be paid directly from your investment. Shareholders pay this redemption/exchange fee when they redeem or exchange shares held for less than twelve months. For more information, see "Redemption/Exchange Fee for IRA Capital Preservation Fund" in the section on "Selling Shares."

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                None
--------------------------------------------------------------------------------
REDEMPTION/EXCHANGE FEE
(AS A PERCENTAGE OF AMOUNT REDEEMED OR EXCHANGED)                      2.00%
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                        0.60%*
Distribution and/or Service (12b-1) Fees                               0.25%
Other Expenses                                                         0.72%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.57%
Fee Waiver and/or Expense Reimbursement                                0.07%
Net Expenses                                                           1.50%**
================================================================================

      SINCE THE FUND DOES NOT CURRENTLY OFFER ADVISOR CLASS SHARES, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002.

* PILGRIM BAXTER IS ENTITLED TO RECEIVE A MANAGEMENT FEE OF 0.60% UNDER ITS INVESTMENT ADVISORY AGREEMENT WITH THE FUND, HOWEVER, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEE AND RECEIVE A MANAGEMENT FEE OF 0.50% FROM THE FUND UNTIL SEPTEMBER 25, 2002.

** THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND UNTIL MARCH 31, 2003. THAT'S BECAUSE PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.00% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.25% UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.25%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year          3 Years          5 Years       10 Years
--------------------------------------------------------------------------------
                         $153            $489             $849          $1,861


                                           PBHG IRA CAPITAL PRESERVATION FUND 75

PBHG Cash Reserves Fund

[GRAPHIC]   GOAL

The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.

[GRAPHIC]   MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Wellington Management believes offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.

[GRAPHIC]   MAIN INVESTMENT RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

[GRAPHIC]   For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 80.


76 PBHG CASH RESERVES FUND

[GRAPHIC]   PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                           ===========================
                           CALENDAR YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

           1996      1997       1998       1999       2000       2001
           ----      ----       ----       ----       ----       ----
           4.91%     5.08%      5.00%      4.60%      5.96%      3.58%

                     ======================================
                     BEST QUARTER:        Q3 2000     1.55%
                     WORST QUARTER:       Q4 2001     0.44%

                       The Fund's year-to-date return as
                             of 6/30/02 was 0.59%.


                                                      PBHG CASH RESERVES FUND 77

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

================================================================================
                                                                         Since
                                            Past          Past         Inception
                                           1 Year        5 Years       (4/4/95)
--------------------------------------------------------------------------------

Cash Reserves Fund
   PBHG Class
   Before Taxes                             3.58%         4.84%          4.91%

Lipper Money Market Funds Average*
   (Reflects No Deduction for
   Fees, Expenses or Taxes)                 3.44%         4.71%          4.83%

* The since inception return for the Lipper Money Market Funds Average was calculated from March 31, 1995.

TO OBTAIN INFORMATION ABOUT THE FUND'S CURRENT YIELD, CALL 1-800-433-0051.


78 PBHG CASH RESERVES FUND

[GRAPHIC]   FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                             0.30%
Distribution and/or Service (12b-1) Fees                    0.25%
Other Expenses                                              0.29%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             0.84%*
================================================================================

      SINCE THE FUND DOES NOT CURRENTLY OFFER ADVISOR CLASS SHARES, "OTHER EXPENSES" ARE BASED ON THOSE OF THE PBHG CLASS SHARES FOR THE FUND'S LAST FISCAL YEAR ENDED MARCH 31, 2002.

* THROUGH AN ARRANGEMENT WITH THE FUND'S TRANSFER AGENT, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE TRANSFER AGENT EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL FUND ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 0.58% (EXCLUDING 12b-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES).

[GRAPHIC]   EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                       1 Year          3 Years          5 Years       10 Years
--------------------------------------------------------------------------------
                         $86            $268             $466           $1,037


                                                      PBHG CASH RESERVES FUND 79

                                                            MORE ABOUT THE FUNDS

The following discussion and table describes the main investment strategies discussed in the Fund Summary section of this Prospectus in greater detail. From time to time, the Funds employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

Core Growth, Emerging Growth, Growth, Large Cap 20, Large Cap Growth, Select Equity, Global Technology & Communications, Strategic Small Company and Technology & Communications Funds
--------------------------------------------------------------------------------

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

Focused Value, Large Cap Value, Mid-cap Value, Small Cap Value and Strategic Small Company Funds
--------------------------------------------------------------------------------

Value Baxter's value investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Focused Value, Large Cap Value, Mid-Cap Value and Small Cap Value Funds and the value portion of the Strategic Small Company Fund, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share price seems lower than their current or future worth. Then, using its own computer models and measures of value, Pilgrim Baxter creates a sub-universe of statistically attractive value companies. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly,


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using its own fundamental research and a bottom-up approach to investing,
Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.

Clipper Focus Fund
--------------------------------------------------------------------------------

PFR invests like a long-term business partner would invest -- it values a company's assets, projects long-term free cash flows and seeks shareholder-oriented management. PFR's investment process is very research intensive and includes meeting with company management, competitors and customers. Some of the major factors that PFR considers when appraising an investment include balance sheet strength and the ability to generate earnings and free cash flow. PFR's analysis gives little weight to current dividend income.

Disciplined Equity Fund
--------------------------------------------------------------------------------

Analytic begins the stock selection process by ranking stocks according to their one-month expected return. Analytic then uses a process called "portfolio optimization" to select securities that it believes will:

o     Maximize expected returns for the Fund;

o     Minimize expected volatility relative to its benchmark; and

o Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments in terms of news events (such as lawsuits or takeover bids) and significant changes in fundamental factors. Analytic sells a security when it believes the incremental return from the sale exceeds the associated transaction costs.

IRA Capital Preservation Fund
--------------------------------------------------------------------------------

While not fixed at a $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the Fund to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Fund and its yield will tend to more closely track the direction of current market rates than the yield of the Fund. Over the long-term, however, Dwight believes the Fund's mix of investments and longer average duration will offset those differences by producing higher returns than a money market fund.

REIT Fund
--------------------------------------------------------------------------------

Heitman analyzes and selects investments that it believes will provide a relatively high and stable yield and are good prospects for future growth in dividends. Most of these companies specialize in a particular geographic region or specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels.

Cash Reserves Fund
--------------------------------------------------------------------------------

In managing the PBHG Cash Reserves Fund, Wellington Management uses macro-economic and fundamental company analysis to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Wellington Management is subject to the approval or ratification by the Fund's Board of Trustees.

All Funds
--------------------------------------------------------------------------------

Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means the Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.


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RISKS AND RETURNS
================================================================================

EQUITY SECURITIES

Shares representing ownership or the right to ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS

Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS

Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISK AND RETURN

Pilgrim Baxter, PFR, Analytic and Heitman focus their active management on securities selection, the area they believe their respective investment methodologies can most enhance a Fund's performance.

Pilgrim Baxter, PFR, and Heitman maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations. Analytic continuously monitors equity securities held by the Fund for developments that effect fundamental factors and sells an equity security when it believes the incremental return from the sale exceeds the associated transaction costs.

Under normal circumstances, each Fund (except the Cash Reserves Fund and the IRA Capital Preservation Fund) intends to remain fully invested, with at least 65% (or in some cases, 80%) of its total assets in securities.

================================================================================

GROWTH SECURITIES

Equity securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS

See Equity Securities.

Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS

See Equity Securities.

Growth securities may appreciate faster than non-growth securities.

GROWTH SECURITIES CONTINUED.

POLICIES TO BALANCE RISK AND RETURN

See Equity Securities.

In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

================================================================================

VALUE SECURITIES

Equity securities that Pilgrim Baxter and PFR believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratio and earnings power.

POTENTIAL RISKS

See Equity Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

The value securities in the Fund may never reach what Pilgrim Baxter or PFR believes are their full value and may even go down in price.

POTENTIAL RETURNS

See Equity Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN

See Equity Securities.

In managing the Clipper Focus, Focused Value, Large Cap Value, Mid-Cap Value, Small Cap Value and Strategic Small Company Funds, Pilgrim Baxter and PFR use its own research, computer models and measures of value.

PFR considers selling a security when its share price reaches PFR's estimate of its intrinsic value.

Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of their respective expectations.

The other Funds do not focus specifically on Value Securities.


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================================================================================

FOREIGN EQUITY SECURITIES

Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS

Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Funds.

POTENTIAL RETURNS

Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

FOREIGN EQUITY SECURITIES CONTINUED.

POLICIES TO BALANCE RISK AND RETURN

In managing the Global Technology & Communications Fund, Pilgrim Baxter seeks to invest in companies with strong growth potential in those countries with the best investment opportunities.

In managing the Disciplined Equity Fund Analytic will select foreign securities according to the same standards they apply to domestic securities.

Disciplined Equity Fund may invest up to 20% of its total assets in foreign securities. Every other Fund except Clipper Focus, REIT and IRA Capital Preservation Funds limits the amount of total assets it invests in securities of foreign issuers not traded in the U.S. to 15% (ADRs are not included in this limit). The Clipper Focus, REIT and IRA Capital Preservation Funds do not invest a significant portion of their assets in foreign securities.

================================================================================

MONEY MARKET INSTRUMENTS

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

POTENTIAL RISKS

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

The money market instruments in the Cash Reserves Fund may never reach what Pilgrim Baxter and Wellington Management believe are their full income potential.

The wrappers employed by the IRA Capital Preservation Fund will not cover the Fund's money market instruments, and therefore will not protect the stability of the Fund's NAV from price fluctuations in money market instruments.

POTENTIAL RETURNS

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks. This will help contribute to the stability of the fund's NAV.

POLICIES TO BALANCE RISK AND RETURN

The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

The money market instruments and other liquid short-term investments in which the IRA Capital Preservation Fund invests will be rated in one of the top two short-term ratings categories of a rating agency at the time of purchase.

The other Funds only invest in money market instruments for temporary defensive or cash management purposes.


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

================================================================================

SMALL AND MEDIUM SIZED COMPANY SECURITIES

POTENTIAL RISKS

Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS

Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISK AND RETURN

See Equity Securities/Growth Securities/Value Securities.

Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that they expect will exceed consensus earnings expectations.

In analyzing medium sized companies for Disciplined Equity Fund, Analytic screens for such factors as company fundamentals, liquidity and risk.

================================================================================

TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS

Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES CONTINUED.

POLICIES TO BALANCE RISK AND RETURN

Although the Technology & Communications Fund and Global Technology & Communications Fund will each invest 25% or more of their total assets in one or more of the industries within the technology and communications sector, the Funds each seek to strike a balance among the industries in which they invest in an effort to lessen the impact of negative developments in the technology and communications sector. None of the other Funds concentrate their investments in the groups of industries within the Technology and Communications sectors of the market.

================================================================================

OVER-THE-COUNTER ("OTC") SECURITIES

Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network.

POTENTIAL RISKS

OTC securities are not traded as often as securities listed on an exchange. So, if a Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS

Increases the number of potential investments for a Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISK AND RETURN

Pilgrim Baxter, Value Investors, PFR and Analytic use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

================================================================================

ILLIQUID SECURITIES

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Fund has valued them.

POTENTIAL RISKS

A Fund may have difficulty valuing these securities precisely.

A Fund may be unable to sell these securities at the time or price it desires.

POLICIES TO BALANCE RISK AND RETURN

The Cash Reserves Fund may not invest more than 10% of its net assets in illiquid securities.

Every other Fund may not invest more than 15% of its net assets in illiquid securities.

POTENTIAL RETURNS

Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.


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

================================================================================

DERIVATIVES

Investments such as forward foreign currency contracts, futures, over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS

The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS

Derivatives may be used for a variety of purposes, including:

o     To reduce transaction costs;

o     To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o     To enhance returns; and

o To protect a Fund's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN

Each Fund may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

To the extent a Fund enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Fund sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

================================================================================

WRAPPERS

A wrapper agreement obligates the wrap provider or the IRA Capital Preservation Portfolio to make certain payments to each other in exchange for an annual premium. Payments made under the wrapper agreement are designed so that when the Fund liquidates assets covered by the wrapper agreement ("covered assets") in order to pay for shareholder redemptions, the Fund receives the purchase price plus the accrued income of the liquidated covered assets, rather than the market value of the covered assets. The terms of the wrapper agreements vary concerning when payments must actually be made between the Fund and the wrap provider. In some cases, payments may be due upon disposition of the covered assets. Other wrapper agreements only provide for settlement when the wrapper agreement terminates or the Fund sells all of the covered assets.

POTENTIAL RISKS

Under a typical wrapper agreement, if a shareholder redemption requires the Fund to sell a security for more than its purchase price plus accrued income, the Fund will pay the wrap provider the difference.

The costs the Fund incurs when buying wrapper agreements will reduce its return and as a result it may not perform as well as other high-quality fixed-income funds of comparable duration.

The Fund might not be able to replace existing wrapper agreements with other suitable wrapper agreements if (1) they mature or terminate or (2) the wrap provider defaults or has its credit rating lowered. The Fund may be unable to obtain suitable wrapper agreements or may elect not to cover some or all of its assets with wrapper agreements. This could occur if wrapper agreements are not available or if the adviser believes that the terms of available wrapper agreements are unfavorable. Under these circumstances, the Fund may not be able to maintain a stable NAV.

Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects its estimated value. Because there is no active trading market for wrapper agreements, the Fund's investments in wrapper agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including wrapper agreements, to 15% of net assets.

The wrappers employed by the IRA Capital Preservation Fund will not cover the Fund's money market instruments, and therefore will not protect the stability of the Fund's NAV from price fluctuations in money market instruments.

POTENTIAL RETURNS

Under a typical wrapper agreement, if a shareholder redemption requires the Fund to sell a covered asset for less than its purchase price plus accrued income, the wrap provider will pay the Fund the difference.

POLICIES TO BALANCE RISK AND RETURN

Normally, the Fund expects the sum of the total value of its wrapper agreements plus the total market value of all of its covered assets to equal the purchase price plus accrued income of its covered assets, resulting in a stable NAV.


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

================================================================================

REIT SECURITIES

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS

The real estate industry is particularly sensitive to:

o     Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o     Increases in property taxes;

o     Casualty and condemnation losses; and

o     Regulatory limitations on rents.

REITs may expose a Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS

Investments in REITs permit a Fund to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN

Pilgrim Baxter and each Sub-Adviser consider companies that they expect will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.

================================================================================

SPECIAL SITUATIONS

The Clipper Focus Fund may invest in special situations. A special situation arises when PFR believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:

o Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints;

o Material litigation, technological breakthroughs or temporary production or product introduction problems; or

o Natural disaster, sabotage or employee error and new management or management policies.

Special situations affect companies of all sizes and generally occur regardless of general business conditions or movements of the market as a whole.

POTENTIAL RISKS

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

POTENTIAL RETURNS

Securities of companies in special situations may experience significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN

PFR's investment process is very research intensive, including meetings with company management, competitors and customers. PFR prepares valuation models for each company being researched and sells securities when share prices reach PFR's estimate of intrinsic value.


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

                     THE INVESTMENT ADVISER & SUB-ADVISERS

[GRAPHIC]   THE INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087, is the investment adviser for each Fund. Founded in 1982, Pilgrim Baxter managed over $10.7 billion in assets as of June 30, 2002 for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth, Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities, Technology & Communications, Global Technology & Communications, Strategic Small Company, Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds. Pilgrim Baxter also oversees the investment decisions made by PFR as sub-adviser for Clipper Focus Fund, by Analytic as sub-adviser for Disciplined Equity Fund, by Heitman as sub-adviser for REIT Fund, by Dwight as sub-adviser for IRA Capital Preservation Fund, and by Wellington Management as sub-adviser for the Cash Reserves Fund. The Trust's Board of Trustees supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.

Prior to May 1, 2002, Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of Pilgrim Baxter, served as sub-adviser for Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds and the value portion of the Strategic Small Company Fund. On May 1, 2002, Value Investors was merged into Pilgrim Baxter. As a result of the merger, Value Investors no longer serves as sub-adviser to these Portfolios, although the same portfolio managers continue to be responsible for the day-to-day management of these Funds.

[GRAPHIC]   THE SUB-ADVISERS

Pacific Financial Research, Inc., ("PFR") a Massachusetts corporation located at 9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210, is sub-adviser to the Clipper Focus Fund. PFR manages and supervises the investment of Clipper Focus Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. PFR, an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc., has provided investment management services to corporations, foundations, endowments, pension funds and other institutions as well as individuals since 1981. PFR managed approximately $11.8 billion in assets as of June 30, 2002.

Analytic Investors, Inc., a California corporation located at 700 South Flower St., Suite 2400, Los Angeles, CA 90017, is the sub-adviser for the Disciplined Equity Fund. Analytic manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Analytic is an affil-iate of Pilgrim Baxter and Old Mutual (US) Holdings Inc., and was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic managed approximately $2.1 billion in assets as of June 30, 2002.

Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC), a Delaware limited liability company located at 180 North LaSalle Street, Suite 3600, Chicago, Illinois, 60601, is the sub-adviser to the REIT Fund. Heitman manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Heitman is wholly owned by Heitman Financial LLC, an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc. Heitman has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1987. Heitman managed approximately $1.1 billion in assets as of June 30, 2002.

Dwight Asset Management Company, a Delaware corporation located 100 Bank Street, Burlington, Vermont 05401, is the sub-adviser to the IRA Capital Preservation Fund. Dwight manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Dwight is an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc. It has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans since 1983. Dwight managed approximately $25.0 billion in assets as of June 30, 2002.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of June 30, 2002, Wellington Management held discretionary management authority with respect to more than $311.7 billion in assets.


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

The Funds listed below paid the following management fees (as a percentage of average daily net assets) during its last fiscal year.

Core Growth Fund                             0.85%

Emerging Growth Fund                         0.85%

Growth Fund                                  0.85%

Large Cap 20 Fund                            0.85%

Large Cap Growth Fund                        0.75%

Select Equity Fund                           0.85%

Clipper Focus Fund                           0.96%*/**

Focused Value Fund                           0.85%

Large Cap Value Fund                         0.65%

Mid-Cap Value Fund                           0.85%

Small Cap Value Fund                         1.00%

Disciplined Equity Fund                      0.26%*/**

Global Technology & Communications Fund      1.20%*

REIT Fund                                    0.64%*/**

Strategic Small Company Fund                 1.00%

Technology & Communications Fund             0.85%

IRA Capital Preservation Fund                0.18%*/**

Cash Reserves Fund                           0.30%

*     REFLECTS A WAIVER OF FEES.

** THE MANAGEMENT FEE FOR CLIPPER FOCUS FUND AND REIT FUND WAS PAID TO THE FUND'S PREDECESSOR INVESTMENT ADVISER (NOW SUB-ADVISER) PRIOR TO DECEMBER 14, 2001. AFTER DECEMBER 14, 2001, THIS FEE WAS PAID TO PILGRIM BAXTER. THE MANAGEMENT FEE FOR DISCIPLINED EQUITY FUND AND IRA CAPITAL PRESERVATION FUND WAS PAID TO THE FUND'S PREDECESSOR INVESTMENT ADVISER (NOW SUB-ADVISER) PRIOR TO JANUARY 11, 2002. AFTER JANUARY 11, 2002, THIS FEE WAS PAID TO PILGRIM BAXTER.

Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net asset of each Fund it sub-advises.

THE PORTFOLIO MANAGERS

CORE GROWTH FUND                        Since March, 2001, the Core Growth Fund
                                        is managed by a team of investment
                                        professionals led by Gary L. Pilgrim,
                                        CFA. Mr. Pilgrim is President of Pilgrim
                                        Baxter and has been a growth stock
                                        manager for over 31 years.

EMERGING GROWTH FUND                    Erin A. Piner has managed the Emerging
                                        Growth Fund since January, 2000. Ms.
                                        Piner joined Pilgrim Baxter in 1995 as
                                        an equity analyst. Prior to joining
                                        Pilgrim Baxter, Ms. Piner worked for
                                        four years in the client service group
                                        of PaineWebber, Inc.

GROWTH FUND                             Gary L. Pilgrim, CFA, has managed the
                                        Growth Fund since its inception in 1985.
                                        A discussion of Mr. Pilgrim's work
                                        experience is noted above.

LARGE CAP GROWTH                        Michael S. Sutton, CFA, has managed the
FUND/LARGE CAP                          Large Cap Growth and Large Cap 20 Funds
20 FUND/SELECT EQUITY FUND              since November, 1999. He has managed the
                                        Select Equity Fund since April, 2000. In
                                        October, 2001, Gregory P. Chodaczek
                                        joined Mr. Sutton as Co-Manager of
                                        Select Equity Fund. Mr. Sutton is Chief
                                        Investment Officer of Pilgrim Baxter.
                                        Mr. Sutton joined Pilgrim Baxter in
                                        October, 1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr.
                                        Sutton was a large cap growth portfolio
                                        manager with Stein, Roe & Farnham. Mr.
                                        Chodaczek joined Pilgrim Baxter in 1998
                                        as a research analyst for Pilgrim
                                        Baxter's growth equity investment team
                                        focusing on the research of large cap
                                        growth equities. Prior to joining
                                        Pilgrim Baxter, Mr. Chodaczek was a
                                        Senior Financial Analyst for Scientific
                                        Atlanta, Inc. in Atlanta, Georgia.

CLIPPER FOCUS FUND                      A team of PFR's investment professionals
                                        has primary responsibility for the
                                        day-to-day management of the Fund. For
                                        more information on the composition of
                                        the team managing the Fund, please see
                                        the SAI.

SMALL CAP VALUE FUND/                   Jerome J. Heppelmann, CFA, has managed
MID-CAP VALUE FUND/                     the Small Cap Value, Mid-Cap Value, and
FOCUSED VALUE FUND                      Focused Value Funds since June, 1999. He
                                        joined Pilgrim Baxter Baxter in 1994 as
                                        a Vice President of Marketing/ Client
                                        Service and since 1997 has been a member of Pilgrim Baxter's Equity team. Prior to joining Pilgrim Baxter, Mr.
                                        Heppelmann worked in the Investment
                                        Advisory Group for SEI Investments.

LARGE CAP VALUE FUND                    Raymond J. McCaffrey, CFA, has managed
                                        the Large Cap Value Fund since June,
                                        1999. He joined Value Investors as a
                                        portfolio manager and analyst in 1997.
                                        Prior to joining Value Investors, Mr.
                                        McCaffrey worked for two years as a
                                        portfolio manager and analyst at
                                        Pitcairn Trust Company. His 12 years of
                                        investment experience also include
                                        positions at Cypress Capital Management,
                                        Independence Capital Management and
                                        Fidelity Bank.

DISCIPLINED EQUITY FUND                 A team of Analytic's investment
                                        professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

GLOBAL TECHNOLOGY &                     The Adviser's technology team, led by
COMMUNICATIONS FUND/                    Gary L. Communications Fund/ Pilgrim,
TECHNOLOGY &                            Michael S. Sutton, Jerome L. Hepplemann
COMMUNICATIONS FUND                     and Raymond J. McCaffrey has managed
                                        these Funds since August, 2002. A
                                        discussion of their work experiences is
                                        noted above.

REIT FUND                               A team of Heitman's investment
                                        professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

STRATEGIC SMALL                         James M. Smith, CFA, has co-managed the
COMPANY FUND                            Fund since its inception in 1996. He
                                        manages the growth portion of the Fund.
                                        Mr. Smith joined Pilgrim Baxter in 1993
                                        as a portfolio manager and has over 21
                                        years of equity portfolio management
                                        experience. Mr. Heppelmann manages the
                                        value portion of the Fund. His
                                        experience is discussed under the Small
                                        Cap Value, Mid-Cap Value and Focused
                                        Value Funds. Mr. Heppelmann has
                                        co-managed the fund since June, 1999.

IRA CAPITAL                             A team of Dwight's investment
PRESERVATION FUND                       professionals has primary responsibility
                                        for the day-to-day management of the
                                        Fund. For more information on the
                                        composition of the team managing the
                                        Fund, please see the SAI.

CASH RESERVES FUND                      John C. Keogh has managed this Fund
                                        since its inception in 1995. Mr. Keogh
                                        joined Wellington Management in 1983 as
                                        an assistant portfolio manager and has
                                        served as a portfolio manager since
                                        1990.

                                                                 YOUR INVESTMENT

[GRAPHIC]   PRICING FUND SHARES

Cash Reserves Fund shares are priced at 2:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value.

Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments (including wrapper agreements) are priced at fair value as determined in good faith by the PBHG Funds' Board of Trustees. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. The IRA Capital Preservation Fund may use a pricing service to value some of its assets, such as debt securities or foreign securities. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

================================================================================

NET ASSET VALUE (NAV)

The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Except for the Cash Reserves Fund, Fund shares are priced every day at the close of trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Fund shares are not priced on days that the New York Stock Exchange is closed.

[GRAPHIC]    BUYING SHARES

You may purchase shares of each Fund directly through the Fund's transfer agent. Except for the Cash Reserves Fund, the price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Cash Reserves Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund's next calculated net asset value. If you purchase shares of the Cash Reserves Fund by check or other negotiable bank draft, the price per share you will pay is that Fund's net asset value as calculated on the next business day after receipt of the check or bank draft. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern Time each day the New York Stock Exchange is open. You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

================================================================================

CONCEPTS TO UNDERSTAND

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions and tax-free growth of assets and distributions, provided certain conditions are met.

Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR MORE COMPLETE IRA INFORMATION, CONSULT A PBHG SHAREHOLDER SERVICES REPRESENTATIVE OR A TAX ADVISER.

================================================================================

MINIMUM INVESTMENTS

                                             Initial              Additional
--------------------------------------------------------------------------------
REGULAR ACCOUNTS

  Strategic Small Company Fund               $ 5,000              no minimum

  Each Other Fund                            $ 2,500              no minimum

  Uniform Gifts/Transfer to
     Minor Accounts                          $   500              no minimum

TRADITIONAL IRAS                             $ 2,000              no minimum

ROTH IRAS                                    $ 2,000              no minimum

EDUCATION IRAS                               $   500              no minimum

SYSTEMATIC INVESTMENT                        $   500                  $25
   PLANS(1) (SIP)

(1) PROVIDED A SIP IS ESTABLISHED, THE MINIMUM INITIAL INVESTMENT FOR EACH FUND IS $500 ALONG WITH A MONTHLY SYSTEMATIC INVESTMENT OF $25 OR MORE.

BUYING SHARES OF IRA CAPITAL PRESERVATION FUND

The IRA Capital Preservation Fund offers its shares to investors who wish to invest in the Fund through one of the following types of individual retirement accounts:

o Plans described in Section 408 of the Internal Revenue Code (includes traditional IRAs, SEP-IRAs and SIMPLE IRAs);

o     Plans described in Section 408A of the Internal Revenue Code (ROTH-IRAs);

o     Plans described in Section 530 of the Internal Revenue Code (Education
      IRAs); and

o     Plans maintained by sole proprietorships (KEOGH Plans).

[GRAPHIC]     SELLING SHARES

You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern Time (2:00 p.m. Eastern Time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

================================================================================
LIMITATIONS ON SELLING SHARES BY PHONE

Proceeds
sent by                            Minimum             Maximum
--------------------------------------------------------------------------------

Check                              no minimum          $50,000
                                                       per day

Wire*                              no minimum          no maximum

ACH                                no minimum          no maximum

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

*     WIRE FEE IS $10 PER FEDERAL RESERVE WIRE

WRITTEN REDEMPTION ORDERS

================================================================================

Some circumstances require written sell orders along with signature guarantees.

These include:

o     Redemptions in excess of $50,000

o     Requests to send proceeds to a different address or payee

o Requests to send proceeds to an address that has been changed within the last 30 days

o     Requests to wire proceeds to a different bank account

A SIGNATURE GUARANTEE helps to protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

REDEMPTION/EXCHANGE FEE FOR IRA CAPITAL PRESERVATION FUND

The IRA Capital Preservation Fund will deduct a 2.00% redemption/exchange fee from the redemption or exchange proceeds of any shareholder redeeming or exchanging shares of the Fund held for less than twelve months. In determining how long shares of the Fund have been held, PBHG Funds assumes that shares held by the investor the longest period of time will be sold first.

The Fund will retain the fee for the benefit of the remaining shareholders. The Fund charges the redemption/exchange fee to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange. The Fund also charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements.

[GRAPHIC]     GENERAL POLICIES

o     Each Fund may reject or suspend acceptance of purchase orders.

o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the NAV of the Fund in any 90-day period.

o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

o SEI Trust Company, the custodian for PBHG Traditional and Roth IRA Accounts and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 100. For non-retirement accounts, the Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call PBHG Funds at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact PBHG Funds at 1-800-433-0051 or write to P.O. Box 219534, Kansas City, MO 64121. Electronic copies of most financial reports and prospectuses are available at PBHG Funds' website (www.pbhgfunds.com).

EXCHANGES BETWEEN FUNDS

You may exchange some or all Advisor Class Shares of the Fund for Advisor Class Shares of any other PBHG Fund that has Advisor Class Shares. Advisor Class Shares of the Fund may not be exchanged for PBHG Class Shares. Afterwards, additional investments and/or exchanges into the Fund may only be made by persons who already owned shares of the Fund as of the closing date, and such purchases or exchanges may be subject to minimum and maximum amounts. Simply mail or use the telephone to provide your exchange instructions to the transfer agent. Except for the 2% redemption/exchange fee discussed above for the IRA Capital Preservation Fund, there is currently no fee for exchanges; however, the Fund may change or terminate this privilege on 60 days' notice. Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG Fund may be made only four (4) times a year.

TO OPEN AN ACCOUNT

----------IN WRITING------------------------------------------------------------

Complete the application.

Mail your completed application
and a check to:
PBHG Funds
P.O. Box 219534
Kansas City, Missouri  64121-9534

----------BY TELEPHONE----------------------------------------------------------

Call us at 1-800-433-0051 to receive an account application and receive an account number.

WIRE Have your bank send your investment to:

o     United Missouri Bank of Kansas City, N.A.

o     ABA # 10-10-00695

o     Account # 98705-23469

o     Fund name

o     Your name

o     Your Social Security or tax ID number

o     Your account number

Return the account application.

----------BY AUTOMATED CLEARING HOUSE (ACH)-------------------------------------

Currently you may not open an account through ACH.

----------TO ADD TO AN ACCOUNT--------------------------------------------------

Fill out an investment slip:

Mail the slip and the check to:
PBHG Funds
P.O. Box 219534
Kansas City, Missouri  64121-9534

----------BY WIRE---------------------------------------------------------------

WIRE  Have your bank send your investment to:

o     United Missouri Bank of Kansas City, N.A.

o     ABA # 10-10-00695

o     Account # 98705-23469

o     Fund name

o     Your name

o     Your Social Security or tax ID number

o     Your account number

----------ACH-------------------------------------------------------------------

o     Complete the bank information section on the account application.

o     Attach a voided check or deposit slip to the account application.

o The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

TO SELL SHARES

----------BY MAIL---------------------------------------------------------------

Write a letter of instruction that includes:

o     your name(s) and signature(s)

o     your account number

o     the Fund name

o     the dollar amount your wish to sell

o     how and where to send the proceeds

If required, obtain a signature guarantee (see "Selling Shares")

Mail your request to:
PBHG Funds
P.O. Box 219534
Kansas City, Missouri 64121-9534

----------SYSTEMATIC WITHDRAW PLAN----------------------------------------------

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

o     Complete the applicable section on the account application.

Note: must maintain a minimum account balance of $5,000 or more.

----------CHECK WRITING---------------------------------------------------------

Check Writing is offered to shareholders of the Cash Reserves Fund.If you have an account balance of $5,000 or more, you may establish this option on your account. You may redeem shares by writing checks on your account for $250 or more. To establish Check Writing on your account, call 1-800-433-0051 and request a Signature Card.

----------BY TELEPHONE----------------------------------------------------------

Sales orders may be placed by telephone provided this option was selected on your account application. Please call 1-800-433-0051.

Note: Sales from IRA accounts may not be made by telephone and must be made in writing.

----------ACH-------------------------------------------------------------------

o     Complete the bank information section on the account application.

o     Attach a voided check or deposit slip to the account application.

Note: sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

----------WIRE------------------------------------------------------------------

Sale proceeds may be wired at your request. Be sure PBHG Funds has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

[GRAPHIC]   DISTRIBUTION AND TAXES

Except for REIT Fund and Cash Reserves Fund, each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. REIT Fund pays shareholders dividends from its net investment income quarterly and distributions from its net realized capital gains once a year, if available. Cash Reserves Fund pays shareholders dividends from its net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

To maintain a stable NAV, the IRA Capital Preservation Fund may have to declare and pay dividends in amounts that are not equal to the amount of net investment income it actually earns. This may cause the Fund to take some or all of the following actions:

o If the Fund distributes more money than it actually earned through its investments, it may have to make a distribution that may be considered a return of capital;

o If the income the Fund receives exceeds the amount of dividends distributed, the Fund may have to distribute that excess income to shareholders and declare a reverse split of its shares.

o The Fund may split its shares when it distributes its net capital gains. Share splits or reverse share splits will cause the number of shares owned by shareholders to increase or decrease while allowing the NAV of the Fund to remain stable.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it; (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

================================================================================

TAXES ON TRANSACTIONS

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

================================================================================

TAXABILITY OF DISTRIBUTIONS

Type of                Tax rate for brackets             Tax rate for brackets
Distribution           15% and lower                     higher than 15%
--------------------------------------------------------------------------------

Dividends              Ordinary income rate              Ordinary income rate
Short-term
  Capital Gains        Ordinary income rate              Ordinary income rate
Long-term
  Capital Gains        10%                               20%

[GRAPHIC]   DISTRIBUTION ARRANGEMENTS

PBHG Funds(R) has Advisor Class Shares and PBHG Class Shares. PBHG Funds(R) does not currently offer any other classes of shares. The exchange privilege for PBHG Class and Advisor Class Shares is discussed in the section, Exchanges Between Funds. Aside from the differences attributable to their exchange privileges, both Classes have the same rights and privileges. In addition, both Classes bear the same fees and expenses except that Advisor Class Shares bear a service fee which is discussed in the following paragraph.

PBHG Funds(R), on behalf of each Fund, has adopted a Service Plan pursuant to which a Fund pays Rule 12b-1 shareholder servicing fees at an aggregate rate of up to 0.25% of the Fund's average net assets attributable to Advisor Class Shares. The service fee is paid to the Funds' distributor, PBHG Fund Distributors, for providing or arranging with and paying others to provide personal services to shareholders of Advisor Class Shares and/or for the maintenance of such shareholders' accounts. Because these fees are paid out of Advisor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[GRAPHIC]   FINANCIAL HIGHLIGHTS

A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Fund's financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request.

The Clipper Focus, Disciplined Equity, REIT and IRA Capital
Preservation Funds acquired the assets of its predecessor Fund, as noted under Fund Summaries, in a tax-free exchange by issuing new shares. This transaction was effective as of the close of business on December 14, 2001 for the Clipper Focus and REIT Funds and effective as of the close of business on January 11, 2002 for the Disciplined Equity and IRA Capital Preservation Funds. None of the Funds had any assets prior to the acquisition. Consequently, the information presented for each Fund prior to the acquisition date represents the financial history of its corresponding predecessor fund.

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD ENDED
MARCH 31, 2002


                 Net                    Realized and                                        Net
                Asset          Net       Unrealized     Distributions   Distributions      Asset
                Value      Investment     Gains or         from Net         from           Value
              Beginning      Income       (Losses)        Investment       Capital          End
              of Period      (Loss)     on Securities       Income          Gains        of Period
----------------------------------------------------------------------------------------------------------
PBHG CORE GROWTH FUND

  PBHG Class

  2002(1)       $10.70       $(0.13)       $ (0.42)           --               --           $10.15
  2001(1)        30.25        (0.17)        (16.62)           --           $(2.76)           10.70
  2000(1)        14.06        (0.20)         16.39            --               --            30.25
  1999(1)        13.53        (0.14)          0.67            --               --            14.06
  1998           10.34        (0.33)          3.52            --               --            13.53

PBHG EMERGING GROWTH FUND

  PBHG CLASS

  2002(1)       $15.96       $(0.17)       $ (1.56)           --               --           $14.23
  2001(1)        40.00        (0.10)        (21.81)           --           $(2.13)           15.96
  2000(1)        20.61        (0.21)         20.76            --            (1.16)           40.00
  1999(1)        25.83        (0.18)         (4.96)           --            (0.08)           20.61
  1998           19.26        (0.24)          6.81            --               --            25.83

PBHG GROWTH FUND

  PBHG CLASS

  2002(1)       $21.74       $(0.20)       $ (2.60)           --               --           $18.94
  2001(1)        58.73        (0.20)        (30.53)           --           $(6.26)           21.74
  2000(1)        24.51        (0.33)         36.14            --            (1.59)           58.73
  1999(1)        28.23        (0.24)         (3.48)           --               --            24.51
  1998           21.06        (0.26)          7.43            --               --            28.23

  ADVISOR CLASS

  2002(1)       $21.46       $(0.26)       $ (2.54)           --               --           $18.66
  2001(1)        58.19        (0.30)        (30.17)           --           $(6.26)           21.46
  2000(1)        24.35        (0.42)         35.85            --            (1.59)           58.19
  1999(1)        28.12        (0.30)         (3.47)           --               --            24.35
  1998           21.03        (0.15)          7.24            --               --            28.12

                                                                                                              Ratio
                                                                                                              of Net
                                                                                              Ratio         Investment
                                                              Ratio of       Ratio         of Expenses    Income (Loss)
                                                              Expenses       of Net         to Average      to Average
                                  Net                        to Average    Investment       Net Assets      Net Assets
                                 Assets          Ratio       Net Assets       Income        (Excluding      (Excluding
                                  End         of Expenses    (Including       (Loss)        Waivers and        Waiver      Portfolio
                Total          of Period       to Average     Expense       to Average        Expense       and Expense    Turnover
                Return           (000)         Net Assets    Reduction)     Net Assets       Reduction)     Reduction)       Rate
-----------------------------------------------------------------------------------------------------------------------------------
PBHG CORE GROWTH FUND

  PBHG CLASS

  2002(1)        (5.14)%         $53,514          1.49%         1.47%         (1.17)%           1.49%         (1.19)%       226.55%
  2001(1)       (59.85)%          63,359          1.31%         1.31%         (0.73)%           1.31%         (0.73)%       133.31%
  2000(1)       115.15%          166,099          1.33%         1.33%         (1.02)%           1.33%         (1.02)%       312.32%
  1999(1)         3.92%           86,485          1.45%         1.45%         (1.16)%           1.45%         (1.16)%       120.93%
  1998           30.85%          165,510          1.35%         1.35%         (1.07)%           1.35%         (1.07)%        72.78%

PBHG EMERGING GROWTH FUND

  PBHG CLASS

  2002(1)       (10.84)%        $408,161          1.39%         1.38%         (1.06)%           1.39%         (1.07)%       150.95%
  2001(1)       (56.95)%         538,294          1.26%         1.26%         (0.33)%           1.26%         (0.33)%        89.91%
  2000(1)       101.33%        1,336,938          1.24%         1.24%         (0.76)%           1.24%         (0.76)%       141.81%
  1999(1)       (19.91)%         736,008          1.34%         1.34%         (0.80)%           1.34%         (0.80)%       101.53%
  1998           34.11%        1,404,157          1.27%         1.27%         (0.80)%           1.27%         (0.80)%        95.21%

PBHG GROWTH FUND

  PBHG CLASS

  2002(1)       (12.88)%      $1,925,422          1.33%         1.32%         (0.95)%           1.33%         (0.96)%       170.67%
  2001(1)       (56.57)%       2,883,036          1.25%         1.25%         (0.46)%           1.25%         (0.46)%       104.48%
  2000(1)       148.57%        6,465,234          1.23%         1.23%         (0.90)%           1.23%         (0.90)%       107.73%
  1999(1)       (13.18)%       3,228,740          1.32%         1.32%         (0.99)%           1.32%         (0.99)%        80.51%
  1998           34.05%        5,338,380          1.26%         1.26%         (0.74)%           1.26%         (0.74)%        94.21%

  ADVISOR CLASS

  2002(1)       (13.05)%         $50,259          1.58%         1.57%         (1.20)%           1.58%         (1.22)%       170.67%
  2001(1)       (56.65)%          69,469          1.50%         1.50%         (0.71)%           1.50%         (0.71)%       104.48%
  2000(1)       147.98%          143,937          1.48%         1.48%         (1.15)%           1.48%         (1.15)%       107.73%
  1999(1)       (13.41)%          66,235          1.57%         1.57%         (1.24)%           1.57%         (1.24)%        80.51%
  1998           33.71%           89,227          1.51%         1.51%         (1.02)%           1.51%         (1.02)%        94.21%


                                   108 & 109






                                Net                     Realized and                                              Net
                               Asset          Net        Unrealized       Distributions       Distributions      Asset
                               Value      Investment      Gains or          from Net               from          Value
                             Beginning      Income        (Losses)         Investment             Capital         End
                             of Period      (Loss)      on Securities        Income                Gains       of Period
------------------------------------------------------------------------------------------------------------------------------------
PBHG LARGE CAP 20 FUND

  PBHG CLASS

  2002(1)                     $17.81       $(0.11)         $(2.55)              --                   --          $15.15
  2001(1)                      44.34        (0.12)         (22.04)              --               $(4.37)          17.81
  2000(1)                      24.10        (0.25)          26.26               --                (5.77)          44.34
  1999(1)                      15.98        (0.12)           8.46               --                (0.22)          24.10
  1998                          9.25        (0.07)           6.80               --                   --           15.98

  ADVISOR CLASS

  2002(1)                     $17.80       $(0.16)         $(2.54)              --                   --          $15.10
  2001(1),(2)                  25.20        (0.02)          (7.38)              --                   --           17.80

PBHG LARGE CAP GROWTH FUND

  PBHG CLASS

  2002(1)                     $22.90       $(0.14)       $  (3.09)              --                   --          $19.67
  2001(1)                      38.37        (0.05)         (13.48)              --               $(1.94)          22.90
  2000(1)                      24.57        (0.23)          21.32               --                (7.29)          38.37
  1999(1)                      22.69        (0.16)           3.53               --                (1.49)          24.57
  1998                         14.26        (0.19)           8.82               --                (0.20)          22.69

  ADVISOR CLASS

  2002(1)                     $22.89       $(0.19)         $(3.08)              --                   --          $19.62
  2001(1),(2)                  29.10        (0.03)          (6.18)              --                   --           22.89

PBHG SELECT EQUITY FUND

  PBHG CLASS

  2002(1)                     $26.58       $(0.25)        $ (3.59)              --                   --          $22.74
  2001(1)                      77.81        (0.24)         (48.55)              --               $(2.44)          26.58
  2000(1)                      25.93        (0.34)          58.71               --                (6.49)          77.81
  1999(1)                      24.15        (0.21)           1.99               --                   --           25.93
  1998                         15.91        (0.44)           8.68               --                   --           24.15

                                                                                                                 Ratio
                                                                                                                of Net
                                                                                                  Ratio       Investment
                                                                      Ratio of      Ratio      of Expenses   Income (Loss)
                                                                    Expenses to     of Net      to Average    to Average
                                             Net                      Average     Investment    Net Assets    Net Assets
                                           Assets        Ratio      Net Assets      Income      (Excluding    (Excluding
                                             End      of Expenses   (Including      (Loss)        Waivers)    Waiver and   Portfolio
                              Total      of Period     to Average    Expense      to Average    and Expense    Expense     Turnover
                              Return        (000)      Net Assets   Reduction)    Net Assets     Reduction    Reduction)     Rate
------------------------------------------------------------------------------------------------------------------------------------
PBHG LARGE CAP 20 FUND

  PBHG CLASS

  2002(1)                     (14.94)%     $333,115        1.36%        1.35%       (0.66)%         1.36%       (0.67)%     152.53%
  2001(1)                     (53.84)%      501,921        1.23%        1.23%       (0.34)%         1.23%       (0.34)%     142.46%
  2000(1)                     117.88%     1,083,460        1.23%        1.23%       (0.82)%         1.23%       (0.82)%     147.35%
  1999(1)                      52.52%       603,077        1.27%        1.27%       (0.64)%         1.27%       (0.64)%      76.41%
  1998                         72.76%       192,631        1.41%        1.41%       (0.79)%         1.41%       (0.79)%      98.27%

  ADVISOR CLASS

  2002(1)                     (15.17)%          $60        1.61%        1.60%       (0.91)%         1.61%       (0.92)%     152.53%
  2001(1),(2)                 (29.37)%+          71        1.54%*       1.54%*      (0.40)%*        1.54%*      (0.40)%*    142.46%

PBHG LARGE CAP GROWTH FUND

  PBHG CLASS

  2002(1)                     (14.10)%     $258,297        1.26%        1.25%        (0.62)%        1.26%       (0.63)%     148.93%
  2001(1)                     (36.55)%      327,689        1.18%        1.18%        (0.14)%        1.18%       (0.14)%     146.18%
  2000(1)                      98.60%       256,965        1.17%        1.17%        (0.79)%        1.17%       (0.79)%     184.36%
  1999(1)                      15.90%       144,089        1.25%        1.25%        (0.71)%        1.25%       (0.71)%      46.16%
  1998                         60.80%       145,662        1.22%        1.22%        (0.79)%        1.22%       (0.79)%      46.56%

  ADVISOR CLASS

  2002(1)                     (14.29)%         $156        1.51%        1.50%        (0.87)%         1.51%       (0.88)%    148.93%
  2001(1),(2)                 (21.34)%+          79        1.43%*       1.43%*       (0.42)%*        1.43%*      (0.42)%*   146.18%

PBHG SELECT EQUITY FUND

  PBHG CLASS

  2002(1)                     (14.45)%     $413,134        1.38%        1.37%       (0.94)%         1.38%       (0.95)%     301.58%
  2001(1)                     (64.23)%      662,551        1.26%        1.26%       (0.43)%         1.26%       (0.43)%     157.72%
  2000(1)                     240.82%     1,691,298        1.18%        1.18%       (0.68)%         1.18%       (0.68)%     200.56%
  1999(1)                       7.37%       235,904        1.34%        1.34%       (0.90)%         1.34%       (0.90)%      56.59%
  1998                         51.79%       336,076        1.35%        1.35%       (1.15)%         1.35%       (1.15)%      72.16%


                                    110 & 111

                           Net                      Realized and                                             Net
                          Asset          Net         Unrealized      Distributions       Distributions      Asset
                          Value      Investment       Gains or         from Net               from          Value
                        Beginning      Income         (Losses)        Investment             Capital         End
                        of Period      (Loss)       on Securities       Income                Gains       of Period
------------------------------------------------------------------------------------------------------------------------------------
PBHG CLIPPER FOCUS FUND

(PREDECESSOR -- CLIPPER FOCUS PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS

  2002(4)                 $15.92        $0.20          $ 2.34           $(0.14)             $ (1.92)         $16.40
  2001(5)                  10.87         0.21            5.49            (0.21)               (0.44)          15.92
  2000(5)                  12.19         0.16           (1.18)           (0.16)               (0.14)          10.87
  1999(5),(6)              10.00         0.05            2.18            (0.04)                  --**         12.19

PBHG FOCUSED VALUE FUND

  PBHG CLASS

  2002(1)                 $17.41       $(0.04)         $(1.03)          $(0.06)             $ (0.08)         $16.20
  2001(1)                  18.51         0.07           (0.74)              --                (0.43)          17.41
  2000(1)                  10.46        (0.01)           8.93               --                (0.87)          18.51
  1999(3)                  10.32           --            0.14               --                   --           10.46

PBHG LARGE CAP VALUE FUND

  PBHG CLASS

  2002(1)                 $13.90        $0.03          $(0.57)          $(0.02)                  --          $13.34
  2001(1)                  11.97         0.21            2.21            (0.08)              $(0.41)          13.90
  2000                     13.85         0.12            1.78            (0.08)               (3.70)          11.97
  1999                     13.01         0.08            2.45            (0.10)               (1.59)          13.85
  1998                     10.11         0.02            3.84            (0.06)               (0.90)          13.01

  ADVISOR CLASS

  2002(1)                 $13.88           --          $(0.58)              --                   --          $13.30
  2001(1),(2)              13.88        $0.01           (0.01)              --                   --           13.88

PBHG MID-CAP VALUE FUND

  PBHG CLASS

  2002(1)                 $14.44       $(0.02)          $1.32               --                   --          $15.74
  2001(1)                  13.82         0.09            1.20           $(0.03)              $(0.64)          14.44
  2000(1)                  15.09        (0.02)           5.03               --                (6.28)          13.82
  1999                     15.30           --            0.92               --                (1.13)          15.09
  1998(7)                  10.00        (0.01)           6.00               --                (0.69)          15.30

  ADVISOR CLASS

  2002(1),(8)             $13.90       $(0.03)          $1.85               --                   --          $15.72


                                                                                                                 Ratio
                                                                                                                of Net
                                                                                                  Ratio       Investment
                                                                      Ratio of      Ratio      of Expenses   Income (Loss)
                                                                    Expenses to     of Net      to Average    to Average
                                             Net                      Average     Investment    Net Assets    Net Assets
                                           Assets        Ratio      Net Assets      Income      (Excluding    (Excluding
                                             End      of Expenses   (Including      (Loss)        Waivers)    Waiver and   Portfolio
                              Total      of Period     to Average    Expense      to Average    and Expense    Expense     Turnover
                              Return        (000)      Net Assets   Reduction)    Net Assets     Reduction    Reduction)     Rate
------------------------------------------------------------------------------------------------------------------------------------
PBHG CLIPPER FOCUS FUND
(PREDECESSOR-- CLIPPER FOCUS PORTFOLIO-- INSTITUTIONAL CLASS)

  PBHG CLASS

  2002(4)                     17.48%+     $621,735        1.40%*      1.40%*        1.26%*         1.44%*       1.23%*      39.02%+
  2001(5)                     53.22%       272,069        1.40%       1.40%         1.41%          1.41%        1.40%      111.00%
  2000(5)                     (8.39)%       84,226        1.40%       1.40%         1.47%          1.47%        1.40%       54.00%
  1999(5),(6)                 22.33%+       64,135        1.40%*      1.40%*        1.05%*         2.08%*       0.37%*      22.00%+

PBHG FOCUSED VALUE FUND

  PBHG CLASS

  2002(1)                     (6.18)%      $34,675        1.37%       1.36%        (0.24)%         1.37%       (0.25)%     433.98%
  2001(1)                     (3.59)%       58,724        1.34%       1.34%         0.37%          1.34%        0.37%      404.36%
  2000(1)                     89.17%        22,556        1.50%       1.50%        (0.10)%         1.55%       (0.15)%     853.36%
  1999(3)                      1.36%+        3,658        1.50%*      1.50%*        0.09%*         2.67%*      (1.08)%*    173.09%+

PBHG LARGE CAP VALUE FUND

  PBHG CLASS

  2002(1)                     (3.86)%     $524,236        1.14%       1.13%         0.24%          1.14%        0.24%      947.66%
  2001(1)                     20.42%       425,414        1.16%       1.16%         0.91%          1.16%        0.91%     1184.89%
  2000                        14.25%        32,922        1.11%       1.11%         0.71%          1.11%        0.71%     1018.03%
  1999                        20.29%        44,922        1.01%       1.01%         0.59%          1.01%        0.59%      568.20%
  1998                        39.47%        76,476        1.17%       1.17%         0.98%          1.17%        0.98%      403.59%

  ADVISOR CLASS

  2002(1)                     (4.15)%         $195        1.39%       1.38%        (0.04)%         1.39%       (0.04)%     947.66%
  2001(1),(2)                  0.00%+          100        1.40%*      1.40%*        0.39%*         1.40%*       0.39%*    1184.89%

PBHG MID-CAP VALUE FUND

  PBHG CLASS

  2002(1)                      9.00%      $464,987        1.32%       1.31%        (0.15)%         1.32%       (0.15)%     236.85%
  2001(1)                      9.43%       231,117        1.35%       1.35%         0.40%          1.35%        0.40%      248.10%
  2000(1)                     42.21%        60,690        1.44%       1.44%        (0.15)%         1.44%       (0.15)%     742.57%
  1999                         8.35%        56,981        1.33%       1.33%         0.01%          1.33%        0.01%      732.73%
  1998(7)                     61.06%+       54,173        1.47%*      1.47%*       (0.17)%*        1.47%*      (0.17)%*    399.96%+

  ADVISOR CLASS

  2002(1),(8)                 13.09%+         $127        1.55%*      1.54%*       (0.49)%*        1.55%*      (0.49)%*    236.85%


                                    112 & 113

                           Net                      Realized and                                             Net
                          Asset          Net         Unrealized      Distributions       Distributions      Asset
                          Value      Investment       Gains or         from Net               from          Value
                        Beginning      Income         (Losses)        Investment             Capital         End           Total
                        of Period      (Loss)       on Securities       Income                Gains       of Period        Return
------------------------------------------------------------------------------------------------------------------------------------
PBHG SMALL CAP VALUE FUND

  PBHG CLASS

  2002(1)                 $18.48       $(0.14)         $2.31              --                     --           $20.65       11.74%
  2001(1)                  18.75        (0.02)          0.58              --                 $(0.83)           18.48        2.99%
  2000(1)                  11.38        (0.08)          7.45              --                     --            18.75       64.76%
  1999(1)                  15.38        (0.09)         (3.06)             --                  (0.85)           11.38      (20.93)%
  1998(7)                  10.00        (0.03)          6.15              --                  (0.74)           15.38       62.27%+

  ADVISOR CLASS

  2002(1)                 $18.47       $(0.22)         $2.35              --                     --           $20.60       11.53%
  2001(1),(2)              19.67        (0.02)         (1.18)             --                     --            18.47       (6.10)%+

PBHG DISCIPLINED EQUITY FUND

(PREDECESSOR -- ANALYTIC ENHANCED EQUITY FUND)

  PBHG CLASS

  2002(10)                $10.33        $0.02          $0.07              --**                   --           $10.42        0.89%+
  2001(11)                 11.09         0.07          (0.76)         $(0.07)                    --            10.33       (6.22)%
  2000(11)                 12.31         0.06          (1.20)          (0.06)                $(0.02)           11.09       (9.33)%
  1999(11)                 10.90         0.10           2.06           (0.10)                 (0.65)           12.31       20.06%
  1998(11)                  8.43         0.06           3.07           (0.07)                 (0.59)           10.90       37.82%
  1997(11)                  7.43         0.09           2.12           (0.10)                 (1.11)            8.43       29.86%

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

  PBHG CLASS

  2002(1)                 $ 4.95       $(0.08)        $(1.07)             --                     --            $3.80      (23.23)%
  2001(1,(12)              10.00        (0.12)         (4.93)             --                     --             4.95      (50.50)%+


                                                                                                        Ratio
                                                                                                       of Net
                                                                                         Ratio       Investment
                                                             Ratio of      Ratio      of Expenses   Income (Loss)
                                                           Expenses to     of Net      to Average    to Average
                                    Net                      Average     Investment    Net Assets    Net Assets
                                  Assets        Ratio      Net Assets      Income      (Excluding    (Excluding
                                    End      of Expenses   (Including      (Loss)        Waivers)    Waiver and     Portfolio
                                of Period     to Average    Expense      to Average    and Expense    Expense       Turnover
                                   (000)      Net Assets   Reduction)    Net Assets     Reduction    Reduction)       Rate
-----------------------------------------------------------------------------------------------------------------------------------
PBHG SMALL CAP VALUE FUND

  PBHG CLASS

  2002(1)                        $290,007        1.48%        1.48%        (0.72)%        1.48%        (0.72)%        144.85%
  2001(1)                         251,994        1.49%        1.49%        (0.09)%        1.49%        (0.09)%        177.69%
  2000(1)                          92,634        1.50%        1.50%        (0.56)%        1.58%        (0.64)%        352.85%
  1999(1)                          69,787        1.48%        1.48%        (0.71)%        1.48%        (0.71)%        273.87%
  1998(7)                         125,834        1.49%*       1.49%*       (0.52)%*       1.49%*       (0.52)%*       263.04%+

  ADVISOR CLASS

  2002(1)                            $364        1.73%        1.73%        (1.12)%        1.73%        (1.12)%        144.85%
  2001(1),(2)                          94        1.73%*       1.73%*       (0.34)%*       1.73%*       (0.34)%*       177.69%

PBHG DISCIPLINED EQUITY FUND

(PREDECESSOR -- ANALYTIC ENHANCED EQUITY FUND)

  PBHG CLASS

  2002(10)                       $101,615        0.99%*       0.99%*        0.63% *       1.33%*        0.29%*         65.99%+
  2001(11)                         95,031        0.99%        0.99%         0.64%         1.09%         0.54%         229.00%
  2000(11)                        118,545        0.97%        0.97%         0.53%         0.97%         0.53%         270.00%
  1999(11)                        145,185        0.99%        0.99%         1.08%         1.11%         0.96%         261.00%
  1998(11)                         33,889        1.26%        1.26%         0.78%         2.25%        (0.21)%        297.00%
  1997(11)                          7,331        1.00%        1.00%         1.17%         2.24%        (0.07)%        189.00%

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

  PBHG CLASS

  2002(1)                         $35,646        2.30%        2.15%        (1.75)%        2.60%        (2.20)%        192.61%
  2001(1,(12)                      49,909        2.15%*       2.15%*       (1.57)%*       2.15%*       (1.57)%*       314.47%+


                                    114 & 115

                           Net                      Realized and                                                            Net
                          Asset          Net         Unrealized      Distributions       Distributions                     Asset
                          Value      Investment       Gains or         from Net               from                         Value
                        Beginning      Income         (Losses)        Investment             Capital        Return          End
                        of Period      (Loss)       on Securities       Income                Gains        to Capital    of Period
------------------------------------------------------------------------------------------------------------------------------------
PBHG REIT FUND

(PREDECESSOR -- HEITMAN REAL ESTATE PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS

  2002(13)               $8.78          $0.09          $0.80             $(0.09)                 --            --          $9.58
  2001(11)                9.56           0.47           0.46              (0.45)             $(1.21)       $(0.05)(14)      8.78
  2000(11)                8.04           0.36           1.60              (0.36)                 --         (0.08)(14)      9.56
  1999(11)                8.62           0.43          (0.54)             (0.47)                 --            --           8.04
  1998(11)               10.49           0.32          (1.88)             (0.31)                 --            --           8.62
  1997(11)               10.96           0.40           1.82              (0.45)              (2.24)           --          10.49

  ADVISOR CLASS

(PREDECESSOR -- HEITMAN REAL ESTATE PORTFOLIO -- ADVISER CLASS)

  2002(13)               $8.75          $0.09          $0.79             $(0.08)                 --            --          $9.55
  2001(11)                9.55           0.43           0.45              (0.43)             $(1.21)       $(0.04)(14)      8.75
  2000(11)                8.04           0.31           1.60              (0.33)                 --         (0.07)(14)      9.55
  1999(11)                8.62           0.39          (0.53)             (0.44)                 --            --           8.04
  1998(11)               10.50           0.25          (1.86)             (0.27)                 --            --           8.62
  1997(11)               10.98           0.35           1.80              (0.39)              (2.24)           --          10.50

PBHG STRATEGIC SMALL COMPANY FUND

  PBHG CLASS

  2002(1)               $12.08         $(0.13)        $ 1.42                 --                  --            --         $13.37
  2001(1)                19.34          (0.11)         (4.55)                --              $(2.60)           --          12.08
  2000(1)                10.54          (0.13)         10.18                 --               (1.25)           --          19.34
  1999(1)                12.89          (0.11)         (1.78)                --               (0.46)           --          10.54
  1998                    8.86          (0.11)          5.01                 --               (0.87)           --          12.89

PBHG TECHNOLOGY & COMMUNICATIONS FUND

  PBHG CLASS

  2002(1)               $19.70         $(0.21)        $(4.70)                --                  --            --         $14.79
  2001(1)                85.02          (0.46)        (59.61)                --              $(5.25)           --          19.70
  2000(1)                27.59          (0.54)         62.84                 --               (4.87)           --          85.02
  1999(1)                19.27          (0.19)          8.80                 --               (0.29)           --          27.59
  1998                   14.63          (0.23)          5.72                 --               (0.85)           --          19.27

  ADVISOR CLASS

  2002(1)               $19.70         $(0.23)       $ (4.72)                --                  --            --         $14.75
  2001(1),(2)            34.43          (0.04)        (14.69)                --                  --            --          19.70

                                                                                                                 Ratio
                                                                                                                of Net
                                                                                                  Ratio       Investment
                                                                      Ratio of      Ratio      of Expenses   Income (Loss)
                                                                    Expenses to     of Net      to Average    to Average
                                             Net                      Average     Investment    Net Assets    Net Assets
                                           Assets        Ratio      Net Assets      Income      (Excluding    (Excluding
                                             End      of Expenses   (Including      (Loss)        Waivers)    Waiver and   Portfolio
                              Total      of Period     to Average    Expense      to Average    and Expense     Expense    Turnover
                              Return        (000)      Net Assets   Reduction)    Net Assets     Reduction    Reduction)     Rate
------------------------------------------------------------------------------------------------------------------------------------
PBHG REIT FUND

(PREDECESSOR -- HEITMAN REAL ESTATE PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS

  2002(13)                     10.11%+      $76,679       1.36%*       1.36%*        4.20% *       1.47%*       4.09%*     25.08%+
  2001(11)                     10.41%        61,378       1.14%        1.14%         4.57%         1.14%        4.57%     139.00%
  2000(11)                     24.90%        75,013       1.36%        1.36%         4.14%         1.36%        4.14%      76.00%
  1999(11)                     (1.16)%       65,767       1.25%        1.25%         5.12%         1.25%        5.12%      49.00%
  1998(11)                    (15.12)%       79,717       1.22%        1.22%         3.14%         1.22%        3.14%      80.00%
  1997(11)                     21.12%       134,746       1.09%        1.09%         3.57%         1.09%        3.57%      90.00%

  ADVISOR CLASS

(PREDECESSOR -- HEITMAN REAL ESTATE PORTFOLIO -- ADVISER CLASS)

  2002(13)                     10.08% +     $19,738       1.61%*       1.61%*        3.86%*        1.72%*       3.73%*     25.08%+
  2001(11)                      9.88%(15)    18,858       1.62%        1.62%         4.07%         1.62%        4.07%     139.00%
  2000(11)                     24.22%(15)    23,417       1.89%        1.89%         3.54%         1.89%        3.54%      76.00%
  1999(11)                     (1.62)%(15)   29,502       1.73%        1.73%         4.64%         1.73%        4.64%      49.00%
  1998(11)                    (15.54)%(15)   46,665       1.73%        1.73%         2.65%         1.73%        2.65%      80.00%
  1997(11)                     20.44%(15)    85,222       1.59%        1.59%         3.14%         1.59%        3.14%      90.00%

PBHG STRATEGIC SMALL COMPANY FUND

  PBHG CLASS

  2002(1)                      10.68%       $86,243       1.50%        1.49%        (0.96)%        1.50%       (0.97)%    118.88%
  2001(1)                     (27.04)%       76,331       1.50%        1.50%        (0.63)%        1.50%       (0.63)%    143.04%
  2000(1)                      99.74%        75,225       1.50%        1.50%        (0.93)%        1.55%       (0.98)%    240.55%
  1999(1)                     (14.52)%       48,029       1.50%        1.50%        (0.97)%        1.54%       (1.01)%    140.89%
  1998                         56.54%       111,983       1.45%        1.45%        (0.92)%        1.45%       (0.92)%    215.46%

PBHG TECHNOLOGY & COMMUNICATIONS FUND

  PBHG CLASS

  2002(1)                     (24.92)%     $581,091       1.39%        1.38%        (1.17)%        1.39%       (1.19)%    185.33%
  2001(1)                     (74.20)%      920,965       1.25%        1.25%        (0.81)%        1.25%       (0.81)%    291.41%
  2000(1)                     233.99%     3,843,946       1.19%        1.19%        (0.96)%        1.19%       (0.96)%    362.38%
  1999(1)                      45.33%       536,405       1.34%        1.34%        (0.96)%        1.34%       (0.96)%    276.07%
  1998                         38.29%       495,697       1.30%        1.30%        (0.91)%        1.30%       (0.91)%    259.89%

  ADVISOR CLASS

  2002(1)                     (25.13)%      $10,288       1.64%        1.63%        (1.42)%        1.64%       (1.44)%    185.33%
  2001(1),(2)                 (42.78)%+         172       1.50%*       1.50%*       (0.58)%*       1.50%*      (0.58)%*   291.41%


                                    116 & 117

[GRAPHIC]   FINANCIAL HIGHLIGHTS (CONCLUDED)

                           Net                                  Realized and                                                  Net
                          Asset          Net                     Unrealized    Distributions   Distributions                 Asset
                          Value      Investment                   Gains or        from Net         from                     Value
                        Beginning      Income     Redemption      (Losses)       Investment       Capital      Reverse        End
                        of Period      (Loss)       Fees        on Securities      Income          Gains     Stock Split   of Period
------------------------------------------------------------------------------------------------------------------------------------
PBHG IRA CAPITAL PRESERVATION FUND

(PREDECESSOR -- IRA CAPITAL PRESERVATION PORTFOLIO)

  PBHG CLASS

  2002(16)               $10.00        $0.20           --**           --           $(0.20)         $(0.04)     $0.04(18)     $10.00
  2001(9)                 10.00         0.61        $0.01             --            (0.62)             --         --          10.00
  2000(9)                 10.00         0.65         0.01             --            (0.66)             --         --          10.00
  1999(9),(17)            10.00         0.11           --             --            (0.11)             --         --          10.00

PBHG CASH RESERVES FUND

  PBHG CLASS

  2002                    $1.00        $0.03           --             --           $(0.03)             --        --           $1.00
  2001                     1.00         0.06           --             --            (0.06)             --        --            1.00
  2000                     1.00         0.05           --             --            (0.05)             --        --            1.00
  1999                     1.00         0.05           --             --            (0.05)             --        --            1.00
  1998                     1.00         0.05           --             --            (0.05)             --        --            1.00

                                                                                                                 Ratio
                                                                                                                of Net
                                                                                                  Ratio       Investment
                                                                      Ratio of      Ratio      of Expenses   Income (Loss)
                                                                    Expenses to     of Net      to Average    to Average
                                             Net                      Average     Investment    Net Assets    Net Assets
                                           Assets        Ratio      Net Assets      Income      (Excluding    (Excluding
                                             End      of Expenses   (Including      (Loss)        Waivers)    Waiver and   Portfolio
                              Total      of Period     to Average    Expense      to Average    and Expense     Expense    Turnover
                              Return        (000)      Net Assets   Reduction)    Net Assets     Reduction    Reduction)     Rate
------------------------------------------------------------------------------------------------------------------------------------
PBHG IRA CAPITAL PRESERVATION FUND

(PREDECESSOR -- IRA CAPITAL PRESERVATION PORTFOLIO)

  PBHG CLASS

  2002(16)                     1.98%+     $518,004        1.00%*       1.00%*         4.67%*        1.32%*       4.35%*    116.91%+
  2001(9)                      6.34%        71,298        1.00%        1.00%          5.97%         1.62%        5.35%     196.00%
  2000(9)                      6.80%        24,065        1.03%        1.03%          6.53%         1.84%        5.69%      72.00%
  1999(9),(17)                 1.12%+          867        1.00%*       1.00%*         6.67%*       46.23%*     (38.56)%*   137.00%+

PBHG CASH RESERVES FUND

  PBHG CLASS

  2002                         2.55%      $107,513        0.59%        0.58%          2.92%         0.59%        2.91%        n/a
  2001                         5.98%       525,463        0.52%        0.52%          5.78%         0.52%        5.78%        n/a
  2000                         4.81%       579,458        0.69%        0.69%          4.78%         0.69%        4.78%        n/a
  1999                         4.84%       144,239        0.70%        0.70%          4.72%         0.70%        4.72%        n/a
  1998                         5.13%       117,574        0.68%        0.68%          5.00%         0.68%        5.00%        n/a

*     Annualized

**    Amount is less than $0.01 per share.

+     Total return and portfolio turnover have not been annualized.

(1)   Per share calculations were performed using average shares for the period.

(2) The PBHG Large Cap 20 Fund Advisor Class, PBHG Large Cap Growth Fund Advisor Class, PBHG Large Cap Value Fund Advisor Class, PBHG Small Cap Value Fund Advisor Class and PBHG Technology & Communications Fund Advisor Class commenced operations on December 29, 2000.

(3) The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.

(4) On December 14, 2001, the PBHG Clipper Focus Fund acquired the assets of the Clipper Focus Portfolio. The operations of the PBHG Clipper Focus Fund prior to the acquisition were those of the predecessor fund, the Clipper Focus Portfolio. The Clipper Focus Portfolio was a series of the UAM Funds Trust.

(5)   For the year or period ended April 30.

(6)   The PBHG Clipper Focus Fund commenced operations on September 10, 1998.

(7) The PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund commenced operations on April 30, 1997.

(8) The PBHG Mid-Cap Value Fund Advisor class commenced operations on October 31, 2001.

(9)   For the year or period ended October 31.

(10) On January 11, 2002, the PBHG Disciplined Equity Fund acquired the assets of the Analytic Enhanced Equity Fund. The operations of the PBHG Disciplined Equity Fund prior to the acquisition were those of the predecessor fund, the Analytic Enhanced Equity Fund. The Enhanced Equity Fund was a series of the UAM Funds, Inc. II.

(11)  For the year ended December 31.

(12) The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.

(13) On December 14, 2001, the PBHG REIT Fund acquired the assets of the Heitman Real Estate Portfolio. The operations of the PBHG REIT Fund prior to the acquisition were those of the predecessor fund, the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust.

(14) Historically, the PBHG REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.

(15) The total returns prior to the acquisition do not include the sales charge. The Advisor Class of the Fund's predecessor carried a maximum front-end sales charge of 4.75%. Total Returns shown in the chart have been adjusted to reflect the elimination of the front-end sales charge. If the charge had been included, the returns would have been lower.

(16) On January 11, 2002, the PBHG IRA Capital Preservation Fund acquired the assets of the IRA Capital Preservation Portfolio. The operations of the PBHG IRA Capital Preservation Fund prior to the acquisition were those of the predecessor fund, the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was a series of the UAM Funds Trust.

(17) The PBHG IRA Capital Preservation Fund commenced operations on August 31, 1999.

(18) In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in net asset value per share. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder including shares acquired on reinvestment of that distribution to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

Amounts designated as "--" are either $0 or have been rounded to $0.


                                    118 & 119

                              FOR MORE INFORMATION

PBHG FUNDS

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more information about the Funds and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS

Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.

INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd.

DISTRIBUTOR

PBHG Fund Distributors

SEC FILE NUMBER 811-04391

PBHG-ADVPROSPECTUS 7/02

================================================================================

TO OBTAIN INFORMATION

BY TELEPHONE

Call 1-800-433-0051

BY MAIL

PBHG Funds
P.O. Box 219534
Kansas City, MO 64121-9534

VIA THE INTERNET

www.pbhgfunds.com

Text-only versions and other information about PBHG Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

                      [This page intentionally left blank]

[GRAPHIC]          PBHG FUNDS
                   PRIVACY POLICY

                      Protecting Your Personal Information

The PBHG Funds has adopted a privacy policy to protect the nonpublic personal information that you provide to us. In order to establish and service your account, we collect personal information about you from information we receive on your application, such as your name and address. We also retain information regarding your transactions with us and our affiliates, such as account balances and exchanges.

Occasionally, we may disclose this information to companies that perform services for the Funds, such as other financial institutions with whom we have joint marketing agreements, or to the Funds' proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We may also disclose this information to the extent permitted or required by law, such as to our service providers to process your transactions or to maintain your account, or as a result of a court order. We otherwise will not disclose any nonpublic personal information about our customers or former customers to any other party for any other purpose without first providing notification to our customers or former customers. You would then be given an opportunity to "opt out" if you did not want information to be released.

We utilize a number of measures to protect your confidential information. Only our employees and those of our service providers who need nonpublic personal information in order to provide services to you have access to that data. All other persons are restricted from accessing that information. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We respect and value the trust you have placed in us and work diligently to preserve that relationship.

                     THIS PAGE IS NOT PART OF THE PROSPECTUS